UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08104

Touchstone Funds Group Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: September 30

Date of reporting period: June 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Arbitrage Fund – June 30, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks — 72.1%

Information Technology — 13.5%
AutoNavi Holdings Ltd. ADR*†	333,233	$6,964,570
Compuware Corp.†	250,000	2,497,500
Hittite Microwave Corp.	27,025	2,106,599
MICROS Systems, Inc.*	103,552	7,031,181
Tokyo Electron Ltd. ADR	395,817	6,764,512
TriQuint Semiconductor, Inc.*	468,915	7,413,546
		32,777,908

Financials — 12.9%
American Realty Capital Healthcare
Trust, Inc. REIT	794,439	8,651,441
Element Financial Corp. (Canada)*†	52,284	657,072
Hudson City Bancorp, Inc.	692,800	6,810,224
National Interstate Corp.†	88,866	2,490,025
NorthStar Realty Finance Corp. REIT	146,115	2,539,479
Protective Life Corp.	144,820	10,040,371
Taylor Capital Group, Inc.*	2,000	42,760
		31,231,372

Health Care — 12.2%
Covidien PLC (Ireland)	44,800	4,040,064
Emeritus Corp.*	244,935	7,752,193
Forest Laboratories, Inc.*	99,000	9,801,000
Idenix Pharmaceuticals, Inc.*	189,390	4,564,299
Nordion, Inc. (Canada)*†	279,470	3,510,143
		29,667,699

Consumer Discretionary — 7.3%
DIRECTV*†	72,830	6,191,278
Liberty Interactive Corp. - Class A*†	54,300	1,594,248
Outerwall, Inc.*†	39,955	2,371,329
Time Warner Cable, Inc.†	50,380	7,420,974
		17,577,829

Industrials — 6.9%
Foster Wheeler AG (Switzerland)†	273,529	9,319,133
Schawk, Inc.	361,710	7,364,416
		16,683,549

Utilities — 6.7%
Pepco Holdings, Inc.	252,930	6,950,516
UNS Energy Corp.†	155,393	9,387,291
		16,337,807

Consumer Staples — 4.6%
Hillshire Brands Co. (The)†	123,045	7,665,704
Safeway, Inc.	104,275	3,580,803
		11,246,507

Telecommunication Services — 3.8%
tw telecom, Inc.*	136,918	5,519,164
Ziggo N.V. (Netherlands)	80,000	3,699,301
		9,218,465

Energy — 3.2%
Caracal Energy, Inc.*	447,906	4,200,652
National Oilwell Varco, Inc.†	30,800	2,536,380
Noble Energy, Inc.	13,350	1,034,091
		7,771,123

Materials — 1.0%
Ainsworth Lumber Co. Ltd. (Canada)*	900,000	2,295,000
Total Common Stocks		$174,807,259

Preferred Stocks — 1.4%

Financials — 1.4%
Citigroup Capital XIII, 7.88%(A)	4,380	121,326
GMAC Capital Trust I, 8.13%(A)	120,887	3,300,215
Total Preferred Stocks		$3,421,541

Exchange Traded Funds — 3.5%
PowerShares Senior Loan Portfolio†	258,463	6,427,975
SPDR Barclays Short Term High Yield
Bond ETF	67,745	2,097,385
Total Exchange Traded Funds		$8,525,360

Principal
Amount

	Asset-Backed Security — 0.3%
$600,000	Taxable Newman Capital Trust, Ser
	2000-1, Class A, 144a,
	7.000%, 7/5/17	621,780

	Corporate Bonds — 7.8%

	Financials — 3.6%
3,435,000	Cantor Fitzgerald LP, 144a,
	6.375%, 6/26/15	3,555,225
2,000,000	Nuveen Investments, Inc.,
	5.500%, 9/15/15	2,055,000
1,100,000	Omega Healthcare Investors, Inc.,
	6.750%, 10/15/22	1,188,770
1,620,000	PNC Preferred Funding Trust II, 144a,
	1.453%, 3/29/49(A)	1,561,275
400,000	Royal Bank of Scotland Group PLC,
	5.000%, 10/1/14	403,756
		8,764,026

	Industrial — 1.0%
1,525,000	Sealed Air Corp., 144a,
	8.125%, 9/15/19	1,679,406
655,000	Texas Industries, Inc., 9.250%, 8/15/20	741,788
		2,421,194

	Consumer Staples — 1.0%
2,125,000	US Foods, Inc., 8.500%, 6/30/19	2,274,812

	Utilities — 0.9%
975,000	AES Corp. VA, 3.229%, 6/1/19 (A)	982,313
1,250,000	PPL Energy Supply LLC,
	5.400%, 8/15/14	1,254,542
		2,236,855

1

Touchstone Arbitrage Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 7.8% (Continued)

	Energy — 0.8%
$500,000	Newfield Exploration Co.,
	7.125%, 5/15/18	$515,625
1,450,000	Petrohawk Energy Corp.,
	7.250%, 8/15/18	1,515,250
		2,030,875

	Consumer Discretionary — 0.5%
975,000	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp., 7.750%, 8/15/20	1,062,750
	Total Corporate Bonds	$18,790,512

	Commercial Paper — 4.9%
2,000,000	Equifax, Inc., 0.240%, Due 7/17/14(B)	1,999,858
2,000,000	Ford Motor Credit Co., 0.350%,
	Due 7/16/14(B)	1,999,634
2,000,000	Kroger Co., 0.220%, Due 7/7/14(B)	1,999,927
2,000,000	Kroger Co., 0.230%, Due 7/24/14(B)	1,999,703
2,000,000	Marriott International, 0.230%,
	Due 7/16/14(B)	1,999,808
2,000,000	Pepco Holdings, Inc., 0.500%,
	Due 7/11/14(B)	1,999,765
	Total Commercial Paper	$11,998,695

	Number
	of
	Contracts

Purchased Call Option — 0.0%
OPRA Noble Equity Option, Strike
@40.00, Exp 01/15	340	13,940

Purchase Put Options — 0.0%
Liberty Interactive Corp. - Class A, Strike
@27.00, Exp 07/14	543	2,715
National Oilwell VARCO, Inc., Strike
@72.50, Exp 08/14	308	9,240
Northstar Realty Finance Corp., Strike
@15.00 Exp 08/14	656	3,280
Total Purchase Put Options		15,235

Total Purchased Options
(Proceeds 148,551)		$29,175

	Shares

Investment Fund — 12.8%
Touchstone Institutional Money Market
Fund, 0.01%^∞Ω	30,952,491	30,952,491

Total Long Positions
(Cost $243,883,069)		$249,146,813

Securities Sold Short —(32.1%)

Common Stocks — (31.2%)

Health Care — (7.3%)
Actavis PLC*	(32,729)	(7,300,204)
Brookdale Senior Living, Inc.*	(232,687)	(7,757,785)
Medtronic, Inc.	(42,828)	(2,730,713)
		(17,788,702)

Financials — (6.5%)
Element Financial Corp. (Canada)*	(52,284)	(660,502)
M&T Bank Corp.	(58,218)	(7,221,943)
MB Financial, Inc.	(1,240)	(33,543)
Ventas, Inc., REIT	(120,674)	(7,735,203)
		(15,651,191)

Information Technology — (6.1%)
Applied Materials, Inc.	(321,544)	(7,250,817)
RF Micro Devices, Inc.*	(785,432)	(7,532,293)
		(14,783,110)

Consumer Discretionary — (5.6%)
Comcast Corp. - Class A	(144,842)	(7,775,119)
Liberty Global, Inc. - Class A*	(18,256)	(807,280)
Liberty Global, Inc. - Series C*	(45,040)	(1,905,642)
Matthews International Corp. - Class A	(74,446)	(3,094,720)
		(13,582,761)

Telecommunication Services — (3.1%)
AT&T, Inc.	(94,679)	(3,347,849)
Level 3 Communications, Inc.*	(95,843)	(4,208,466)
		(7,556,315)

Energy — (2.6%)
Amec PLC (United Kingdom)	(246,120)	(5,117,672)
Energy Select Sector SPDR Fund	(10,985)	(1,099,598)
		(6,217,270)
Total Common Stocks		$(75,579,349)

Principal
Amount

	Corporate Bonds — (0.9%)

	Health Care — (0.5%)
$(1,000,000)	Tenet Healthcare Corp.,
	6.000%, 10/1/20	(1,085,000)

	Consumer Staples — (0.4%)
(1,000,000)	HJ Heinz Co., 4.250%, 10/15/20	(1,006,250)
	Total Corporate Bonds	$(2,091,250)

Total Securities Sold Short
(Proceeds $(71,959,223)		$(77,670,599)

2

Touchstone Arbitrage Fund (Unaudited) (Continued)

	Number
	of	Market
	Contracts	Value

Written Call Option — 0.0%
OPRA Noble Equity Option, Strike
@45.00, Exp 01/15	(340)	$(7,480)

Written Put Options — 0.0%
National Oilwell VARCO, Inc., Strike
@60.00, Exp 01/15	(35)	(1,400)
OPRA Noble Equity Option, Strike
@30.00, Exp 01/15	(340)	(46,580)
		(47,980)

Total Written Options
(Proceeds $(114,795)		$(55,460)

Total Investment Securities —70.7%
(Cost $171,809,051)		$171,420,754

Cash Collateral for Securities
Sold Short and Written Options — 30.0%		72,764,189

Liabilities in Excess of Other Assets — (0.7%)		(1,843,999)

Net Assets — 100.0%		$242,340,944

(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2014.

(B)	Rate reflects yield at the time of purchase.

*	Non-income producing security.

^	Affiliated Fund.

†	All or a portion of these securities are held as collateral for securities sold short and written options. The total value of the securities held as collateral as of June 30, 2014 was $64,199,304.

∞	Open-End Fund

Ω	Represents the 7-day SEC yield as of June 30, 2014.

Portfolio Abbreviations:

ADR - American Depositary Receipt

EUR - Euro

GBP - British Pound

PLC - Public Limited Company

REIT - Real Estate Investment Trust

USD - United States Dollar

144a - This is a restricted security that was sold in a transaction exempt from rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities were valued at $7,417,686 or 3.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$174,807,259	$—	$—	$174,807,259
Preferred Stocks	3,421,541	—	—	3,421,541
Exchange Traded Funds	8,525,360	—	—	8,525,360
Asset-Backed Security	—	621,780	—	621,780
Corporate Bonds	—	18,790,512	—	18,790,512
Commercial Paper	—	11,998,695	—	11,998,695
Purchased Options Equity Contracts	29,175	—	—	29,175
Investment Fund	30,952,491	—	—	30,952,491
				$249,146,813
Liabilities:
Securities Sold Short
Common Stocks	$(75,579,349)	$—	$—	$(75,579,349)
Corporate Bonds	$—	$(2,091,250)	$—	$(2,091,250)
				$(77,670,599)
Other Financial Instruments**
Liabilities:
Forward Foreign Currency Contracts	$—	$(116,726)	$—	$(116,726)
Written Option Equity Contracts	(55,460)	—	—	(55,460)
				$(172,186)

** Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown for forward currency contracts represent unrealized appreciation (depreciation).

3

Touchstone Arbitrage Fund (Unaudited) (Continued)

Transactions in written options for the period ended June 30, 2014.

	Number of
	Contracts	Premium

Beginning of Period, September 30, 2013	—	$—
Call Options Written	375	41,764
Put Options Written	413	92,444
Call Options Closed	(35)	(17,078)
Put Options Expired	(38)	(2,335)
End of Period, June 30, 2014	715	$114,795

Forward Foreign Currency Exchange Contracts

		Contract to				Unrealized
Counterparty	Expiration Date	Receive		Deliver		Depreciation

Brown Brothers Harriman	07/31/2014	USD	1,201,772	EUR	880,000	$(3,357)
Brown Brothers Harriman	07/31/2014	USD	2,797,572	GBP	1,657,948	(39,099)
Brown Brothers Harriman	07/31/2014	USD	1,357,810	GBP	805,535	(20,423)
Brown Brothers Harriman	08/29/2014	USD	2,355,715	GBP	1,399,712	(38,571)
Brown Brothers Harriman	08/29/2014	USD	601,354	GBP	355,200	(6,236)
Brown Brothers Harriman	08/29/2014	USD	158,191	GBP	94,352	(3,204)
Brown Brothers Harriman	08/29/2014	USD	147,203	GBP	87,808	(2,998)
Brown Brothers Harriman	08/29/2014	USD	98,198	GBP	58,368	(1,643)
Brown Brothers Harriman	08/29/2014	USD	80,556	GBP	47,792	(1,195)
						$(116,726)

See accompanying Notes to Portfolios of Investments.

4

Portfolio of Investments

Touchstone Emerging Markets Equity Fund – June 30, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.9%

Korea — 11.5%

Consumer Discretionary — 1.8%
Kia Motors Corp.	123,809	$6,925,864

Financials — 4.3%
BS Financial Group, Inc.	485,728	7,152,944
Shinhan Financial Group Co. Ltd.	192,187	8,898,953

Information Technology — 4.2%
Samsung Electronics Co. Ltd.	12,210	15,953,370

Materials — 1.2%
POSCO	14,709	4,419,387
Total Korea		43,350,518

Brazil — 11.0%

Consumer Discretionary — 1.8%
Lojas Americanas SA (Preference)	1,077,585	6,866,892

Energy — 0.8%
Petroleo Brasileiro SA (Preference)	401,819	3,144,354

Financials — 2.2%
Banco Bradesco SA (Preference)	569,230	8,269,872

Health Care — 1.9%
Odontoprev SA	1,630,893	7,034,356

Industrials — 0.5%
Localiza Rent A Car SA	128,500	2,114,042

Information Technology — 1.6%
Totvs SA	343,893	5,922,213

Materials — 2.2%
Gerdau SA (Preference)	481,228	2,833,572
Vale SA ADR†	144,556	1,912,476
Vale SA (Preference)	299,567	3,560,366
Total Brazil		41,658,143

India — 10.0%

Consumer Discretionary — 2.5%
Bharat Forge Ltd.*	500,171	5,205,870
Mahindra & Mahindra Ltd.	228,737	4,362,908

Consumer Staples — 1.7%
ITC Ltd.	1,148,751	6,208,355

Energy — 2.9%
Oil & Natural Gas Corp. Ltd.*	769,617	5,436,392
Reliance Industries Ltd.	336,551	5,681,834

Health Care — 1.1%
Lupin Ltd.	242,708	4,229,281

Information Technology — 1.0%
HCL Technologies Ltd.	145,700	3,634,082

Telecommunication Services — 0.8%
Bharti Airtel Ltd.*	531,195	2,975,469
Total India		37,734,191

Mexico — 7.4%

Consumer Staples — 4.4%
Fomento Economico Mexicano SAB
de CV ADR	54,732	5,125,652
Kimberly-Clark de Mexico SAB de CV
- Class A	1,442,494	4,048,345
Wal-Mart de Mexico SAB de CV -
Class A	2,811,855	7,538,160

Financials — 2.0%
Grupo Financiero Banorte SAB de CV
- Class O	1,046,038	7,480,742

Telecommunication Services — 1.0%
America Movil SAB de CV, Series L
ADR	187,775	3,896,331
Total Mexico		28,089,230

China — 6.9%

Energy — 1.0%
PetroChina Co. Ltd. - Class H	3,087,148	3,899,564

Financials — 2.4%
Industrial & Commercial Bank of
China - Class H	14,618,461	9,242,163

Industrials — 2.5%
Weichai Power Co. Ltd. - Class H	2,426,879	9,378,231

Materials — 1.0%
China BlueChemical Ltd.	6,720,031	3,667,648
Total China		26,187,606

Taiwan — 5.9%

Consumer Discretionary — 2.6%
Eclat Textile Co. Ltd.	181,000	2,194,454
Giant Manufacturing Co. Ltd.	998,130	7,772,296

Information Technology — 3.3%
Taiwan Semiconductor
Manufacturing Co. Ltd.	2,900,455	12,288,417
Total Taiwan		22,255,167

Bermuda — 5.8%

Financials — 3.7%
Credicorp Ltd.	63,808	9,920,230
First Pacific Co. Ltd.	3,769,564	4,211,966

Information Technology — 2.1%
VTech Holdings Ltd.	590,877	7,852,541
Total Bermuda		21,984,737

5

Touchstone Emerging Markets Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 97.9% (Continued)

South Africa — 5.7%

Consumer Discretionary — 3.5%
Foschini Group Ltd.	571,575	$5,992,535
Woolworths Holdings Ltd.	978,289	7,188,837

Industrials — 0.6%
Aveng Ltd.*	1,032,604	2,247,746

Telecommunication Services — 1.6%
MTN Group Ltd.	287,895	6,063,526
Total South Africa		21,492,644

Hong Kong — 5.6%

Energy — 1.9%
CNOOC Ltd.	4,097,177	7,358,679

Financials — 3.7%
China Overseas Land & Investment
Ltd.	2,677,759	6,495,390
Wharf Holdings Ltd.	1,036,096	7,459,506
Total Hong Kong		21,313,575

Thailand — 4.3%

Energy — 2.6%
PTT Exploration & Production PCL	1,327,169	6,849,509
Thai Oil PCL	1,881,151	3,014,015

Financials — 0.9%
Kasikornbank PCL	532,916	3,366,132

Materials — 0.8%
Siam Cement PCL	102,412	1,438,911
Siam Cement PCL (Non- Voting)	108,925	1,516,996
Total Thailand		16,185,563

United Kingdom — 3.0%

Consumer Staples — 3.0%
SABMiller PLC	196,395	11,387,361

Malaysia — 2.9%

Consumer Staples — 1.8%
British American Tobacco Malaysia
Bhd	343,803	7,017,393

Financials — 1.1%
CIMB Group Holdings Bhd	1,780,793	4,059,609
Total Malaysia		11,077,002

Turkey — 2.4%

Energy — 0.4%
Tupras Turkiye Petrol Rafine	60,599	1,413,004

Financials — 1.0%
Turkiye Garanti Bankasi AS	938,279	3,671,449

Telecommunication Services — 1.0%
Turkcell Iletisim Hizmetleri AS*	635,328	3,973,425
Total Turkey		9,057,878

South Korea — 2.4%

Consumer Discretionary — 2.4%
Hankook Tire Co. Ltd.	148,628	8,872,436

Luxembourg — 2.2%

Energy — 2.2%
Tenaris SA ADR	174,882	8,245,686

Indonesia — 2.1%

Financials — 0.8%
Bank Mandiri Persero Tbk PT	3,896,720	3,196,592

Telecommunication Services — 1.3%
Telekomunikasi Indonesia Persero Tbk
PT	23,036,970	4,790,057
Total Indonesia		7,986,649

Chile — 1.8%

Utilities — 1.8%
Enersis SA	20,566,575	6,932,198

Cayman Islands — 1.6%

Consumer Discretionary — 0.5%
Daphne International Holdings Ltd.†	4,704,170	1,845,153

Consumer Staples — 0.9%
Tingyi Cayman Islands Holding Corp.	1,192,500	3,338,828

Information Technology — 0.2%
ASM Pacific Technology Ltd.	86,343	943,597
Total Cayman Islands		6,127,578

Jersey — 1.4%

Materials — 1.4%
Randgold Resources Ltd. ADR†	63,319	5,356,787

Czech Republic — 1.3%

Financials — 1.3%
Komercni Banka A/S	21,274	4,892,941

Singapore — 0.9%

Financials — 0.9%
Keppel Land Ltd.	1,296,989	3,515,777

Canada — 0.9%

Materials — 0.9%
Eldorado Gold Corp.	455,843	3,485,946

6

Touchstone Emerging Markets Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 97.9% (Continued)

Israel — 0.8%

Health Care — 0.8%
Teva Pharmaceutical Industries Ltd.
ADR	58,865	$3,085,703

United States — 0.1%

Materials — 0.1%
Southern Copper Corp.	7,825	237,645
Total Common Stocks		$370,512,961

Investment Fund — 2.1%
Invesco Government & Agency
Portfolio, Institutional Class,
0.01%**∞Ω	7,894,426	7,894,426

Total Investment Securities —100.0%
(Cost $351,048,130)		$378,407,387

Liabilities in Excess of Other Assets — 0.0%		(185,242)

Net Assets — 100.0%		$378,222,145

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2014 was $7,624,410.

∞	Open-End Fund

Ω	Represents the 7-day SEC yield as of June 30, 2014.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PCL - Public Company Limited

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$370,512,961	$—	$—	$370,512,961
Investment Fund	7,894,426	—	—	7,894,426
				$378,407,387

% of Net
Industry Allocation	Assets

Financials	24.3%
Consumer Discretionary	15.1%
Information Technology	12.3%
Energy	11.9%
Consumer Staples	11.8%
Materials	7.5%
Telecommunication Services	5.8%
Health Care	3.8%
Industrials	3.6%
Utilities	1.8%
Investment Funds	2.1%
Other Assets/Liabilities (Net)	0.0%
Total	100.0%

See accompanying Notes to Portfolios of Investments.

7

Portfolio of Investments

Touchstone Global Real Estate Fund – June 30, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks — 90.1%

United States — 31.9%

Advertising — 1.1%
CBS Outdoor Americas, Inc.†	4,900	$160,132

Diversified — 4.3%
EPR Properties REIT	5,297	295,943
Spirit Realty Capital, Inc. REIT	21,345	242,479
Washington Real Estate Investment
Trust REIT	3,500	90,930

Industrial — 2.8%
ProLogis, Inc. REIT	1,729	71,045
STAG Industrial, Inc. REIT	8,031	192,824
Terreno Realty Corp. REIT	7,538	145,710

Mortgage — 4.8%
Annaly Capital Management, Inc. REIT	4,193	47,926
Apollo Commercial Real Estate
Finance, Inc. REIT	18,325	302,179
Starwood Property Trust, Inc. REIT	14,717	349,823

Office — 6.2%
Boston Properties, Inc. REIT	856	101,162
Digital Realty Trust, Inc. REIT†	4,025	234,738
Douglas Emmett, Inc. REIT	1,442	40,693
Kilroy Realty Corp. REIT	585	36,434
Mack-Cali Realty Corp. REIT	12,306	264,333
QTS Realty Trust, Inc. - Class A REIT	5,250	150,308
SL Green Realty Corp. REIT	762	83,370

Residential — 3.4%
AvalonBay Communities, Inc. REIT	492	69,958
Campus Crest Communities, Inc. REIT	31,289	270,963
Equity Residential REIT	632	39,815
Essex Property Trust, Inc. REIT	343	63,424
Starwood Waypoint Residential Trust
REIT*	2,085	54,648

Retail — 2.2%
General Growth Properties, Inc. REIT	2,040	48,062
Macerich Co. (The) REIT	650	43,388
Retail Opportunity Investments Corp.
REIT	3,763	59,192
Simon Property Group, Inc. REIT	694	115,398
Taubman Centers, Inc. REIT	775	58,753
Washington Prime Group, Inc. REIT*	1	9

Specialized — 7.1%
Aviv REIT, Inc. REIT	11,432	322,039
Chatham Lodging Trust REIT	4,100	89,790
Extra Space Storage, Inc. REIT	887	47,233
HCP, Inc. REIT	1,136	47,008
LaSalle Hotel Properties REIT	1,078	38,043
Omega Healthcare Investors, Inc.
REIT†	4,654	171,546
Public Storage REIT	424	72,652
Sabra Health Care REIT, Inc. REIT	6,281	180,328
Ventas, Inc. REIT	1,137	72,882
Total United States		4,675,160

Japan — 9.8%

Diversified — 4.8%
Kenedix Realty Investment Corp. REIT	59	320,902
Nomura Real Estate Master Fund, Inc.	95	116,095
Premier Investment Corp. REIT	69	274,488

Diversified Real Estate Activities — 1.2%
Mitsubishi Estate Co. Ltd.	7,000	172,815

Industrial — 0.3%
Japan Logistics Fund, Inc. REIT	18	42,697

Office — 1.8%
Nippon Building Fund, Inc. REIT	12	70,125
Orix JREIT, Inc. REIT	135	189,231

Real Estate Operating Companies — 0.4%
Aeon Mall Co. Ltd.	2,190	57,697

Retail — 1.3%
Japan Retail Fund Investment Corp.
REIT	85	191,136
Total Japan		1,435,186

Singapore — 8.6%

Diversified Financial Services — 1.8%
Religare Health Trust	369,000	273,739

Industrial — 2.2%
AIMS AMP Capital Industrial REIT	3,000	3,465
Cambridge Industrial Trust REIT	218,000	135,496
Mapletree Logistics Trust REIT	195,000	182,192

Office — 1.1%
Keppel REIT	156,000	160,141

Retail — 3.5%
CapitaRetail China Trust REIT	71,640	85,033
Mapletree Commercial Trust REIT	217,000	238,423
Mapletree Greater China Commercial
Trust REIT	200,000	138,744
Suntec Real Estate Investment Trust
REIT	34,000	49,354
Total Singapore		1,266,587

Australia — 8.2%

Diversified — 2.4%
Dexus Property Group REIT	39,149	40,976
GPT Group REIT	10,647	38,552
Stockland REIT	74,728	273,404

Diversified Financial Services — 1.8%
Scentre Group*	84,893	256,160

8

Touchstone Global Real Estate Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 90.1% (Continued)

Australia — (Continued)

Industrial — 0.6%
Australian Industrial REIT	45,000	$84,017

Office — 1.3%
Cromwell Property Group REIT	214,425	197,137

Retail — 2.1%
CFS Retail Property Trust REIT	30,969	59,573
Charter Hall Retail REIT	69,661	254,865
Total Australia		1,204,684

Canada — 5.4%

Diversified — 0.8%
Crombie Real Estate Investment Trust
REIT	9,913	124,859

Health Care Facilities — 1.7%
Leisureworld Senior Care Corp.†	20,274	246,811

Retail — 0.3%
RioCan Real Estate Investment Trust
REIT	1,800	46,069

Specialized — 2.6%
InnVest Real Estate Investment Trust
REIT	75,356	375,703
Total Canada		793,442

United Kingdom — 5.3%

Diversified — 2.9%
British Land Co. PLC REIT	26,951	324,019
Land Securities Group PLC REIT	1,921	34,059
Londonmetric Property PLC REIT	30,634	70,829

Industrial — 1.4%
Segro PLC REIT	34,872	206,014

Office — 0.3%
Great Portland Estates PLC REIT	3,398	37,451

Specialized — 0.7%
Primary Health Properties PLC REIT	18,384	107,994
Total United Kingdom		780,366

Hong Kong — 5.1%

Diversified Real Estate Activities — 0.4%
Hang Lung Properties Ltd.	20,000	61,674

Office — 1.3%
Prosperity REIT	580,000	181,100

Real Estate Operating Companies — 0.5%
Hysan Development Co. Ltd.	16,000	74,938

Retail — 1.5%
Link REIT (The) REIT	12,000	64,564
Yuexiu Real Estate Investment Trust
REIT	313,000	151,444

Specialized — 1.4%
Langham Hospitality Investments
and Langham Hospitality
Investments Ltd.	452,000	207,034
Total Hong Kong		740,754

Germany — 3.3%

Diversified — 1.5%
Hamborner Reit AG	20,690	223,530

Office — 1.5%
Alstria Office REIT-AG	16,222	214,842

Real Estate Operating Companies — 0.3%
LEG Immobilien AG	598	40,283
Total Germany		478,655

France — 3.2%

Diversified — 1.1%
Fonciere Des Regions REIT	702	76,112
Unibail-Rodamco SE REIT	272	79,127

Retail — 2.1%
Altarea REIT	810	154,724
Mercialys SA REIT	6,876	160,249
Total France		470,212

Mexico — 2.4%

Industrial — 2.4%
Mexico Real Estate Management SA
de CV REIT	137,819	285,656
Prologis Property Mexico SA de CV
REIT*	33,426	70,982
Total Mexico		356,638

South Africa — 1.5%

Diversified — 1.5%
Redefine Properties Ltd.	242,012	218,232

Finland — 1.4%

Real Estate Operating Companies — 1.4%
Citycon OYJ	48,053	176,341
Citycon OYJ	6,864	25,189
Total Finland		201,530

Thailand — 1.0%

Real Estate Development — 1.0%
Ticon Industrial Connection PCL	261,360	140,122

9

Touchstone Global Real Estate Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 90.1% (Continued)

New Zealand — 0.9%

Diversified — 0.9%
Kiwi Income Property Trust REIT	136,453	$139,184

Jersey — 0.8%

Real Estate Operating Companies — 0.8%
Atrium European Real Estate Ltd.	18,613	111,224

China — 0.5%

Real Estate Operating Companies — 0.5%
Guangzhou R&F Properties Co. Ltd.	64,962	80,213

Bermuda — 0.5%

Real Estate Operating Companies — 0.5%
Hongkong Land Holdings Ltd.	12,000	80,039

Sweden — 0.3%

Real Estate Operating Companies — 0.3%
Hufvudstaden AB - Class A	2,895	40,642

Netherlands — 0.0%

Retail — 0.0%
Vastned Retail NV REIT	124	6,315
Total Common Stocks		$13,219,185

Preferred Stocks — 9.7%

Retail — 3.4%
Glimcher Realty Trust, 0.05%	19,699	501,340

Specialized — 2.8%
Ashford Hospitality Trust, Inc. REIT,
0.06%	15,120	416,556

Hotels, Resorts & Cruise Lines — 2.2%
Sunstone Hotel Investors, Inc., 0.05%	11,988	314,805

Industrial — 1.3%
STAG Industrial, Inc. REIT, 0.06%	4,463	124,295
Terreno Realty Corp. REIT, 0.05%†	2,357	61,494
		185,789
Total Preferred Stocks		$1,418,490

Investment Funds — 5.5%
Invesco Government & Agency
Portfolio, Institutional Class,
0.01%**∞Ω	771,094	771,094
Touchstone Institutional Money Market
Fund, 0.01%^∞Ω	37,914	37,914
Total Investment Funds		$809,008

Total Investment Securities —105.3%
(Cost $14,819,911)		15,446,683

Liabilities in Excess of Other Assets — (5.3%)		(777,644)

Net Assets — 100.0%		$14,669,039

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2014 was $741,734.

∞	Open-End Fund

Ω	Represents the 7-day SEC yield as of June 30, 2014.

Portfolio Abbreviations:

PCL - Public Company Limited

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$13,219,185	$—	$—	$13,219,185
Preferred Stocks	1,418,490	—	—	1,418,490
Investment Funds	809,008	—	—	809,008
				$15,446,683

10

Touchstone Global Real Estate Fund (Unaudited) (Continued)

% of Net
Industry Allocation	Assets
Diversified	20.3%
Retail	16.5%
Specialized	14.7%
Office	13.4%
Industrial	10.9%
Mortgage	4.8%
Real Estate Operating Companies	4.7%
Diversified Financial Services	3.6%
Residential	3.4%
Hotels, Resorts & Cruise Lines	2.1%
Health Care Facilities	1.7%
Diversified Real Estate Activities	1.6%
Advertising	1.1%
Real Estate Development	1.0%
Investment Funds	5.5%
Other Assets/Liabilities (Net)	(5.3)%
Total	100.0%

See accompanying Notes to Portfolios of Investments.

11

Portfolio of Investments

Touchstone International Fixed Income Fund – June 30, 2014 (Unaudited)

Principal		Market
Amount(A)		Value

	Sovereign Government Obligations — 64.5%

	Italy — 10.3%
$500,000	Italy Buoni Poliennali Del Tesoro
	(EUR), 3.750%, 3/1/21	$760,988
700,000	Italy Buoni Poliennali Del Tesoro
	(EUR), 4.500%, 3/1/26	1,097,302
1,000,000	Italy Buoni Poliennali Del Tesoro
	(EUR), 4.750%, 5/1/17	1,518,129
750,000	Italy Buoni Poliennali Del Tesoro
	Coupon Strip (EUR),
	4.922%, 5/1/29(B)	581,880
	Total Italy	$3,958,299

	Brazil — 5.8%
1,000,000	Brazil Notas do Tesouro Nacional
	Serie B (BRL), 6.000%, 5/15/17	1,126,713
1,000,000	Brazil Notas do Tesouro Nacional
	Serie B (BRL), 6.000%, 8/15/22	1,110,906
	Total Brazil	$2,237,619

	Japan — 5.6%
150,000,000	Development Bank of Japan, Inc.
	(JPY), 1.050%, 6/20/23(C)	1,544,246
60,000,000	Japan Finance Organization for
	Municipalities (JPY),
	2.000%, 5/9/16(C)	612,749
	Total Japan	$2,156,995

	Canada — 5.4%
400,000	Canada Government International
	Bond (EUR), 3.500%, 1/13/20	636,297
600,000	Canadian Government Bond (CAD),
	1.000%, 11/1/14	562,276
300,000	Canadian Government Bond (CAD),
	3.250%, 6/1/21	306,802
580,000	Canadian Government Bond (CAD),
	4.000%, 6/1/16	573,331
	Total Canada	$2,078,706

	Germany — 5.0%
300,000	Bundesrepublik Deutschland (EUR),
	1.500%, 9/4/22	428,573
500,000	Bundesrepublik Deutschland (EUR),
	2.250%, 9/4/20	755,149
400,000	Bundesrepublik Deutschland (EUR),
	4.750%, 7/4/28	753,663
	Total Germany	$1,937,385

	Spain — 4.8%
1,300,000	Spain Government Bond (EUR),
	2.100%, 4/30/17	1,845,807

	Ireland — 4.5%
250,000	Ireland Government Bond (EUR),
	3.400%, 3/18/24	372,693
360,000	Ireland Government Bond (EUR),
	4.500%, 4/18/20	583,187
450,000	Ireland Government Bond (EUR),
	5.400%, 3/13/25	780,768
	Total Ireland	$1,736,648

	Netherlands — 3.7%
450,000	Netherlands Government Bond
	(EUR), 144a, 1.750%, 7/15/23	638,432
500,000	Netherlands Government Bond
	(EUR), 144a, 3.250%, 7/15/21	792,908
	Total Netherlands	$1,431,340

	New Zealand — 3.4%
700,000	New Zealand Government Bond
	(NZD), 6.000%, 4/15/15	624,284
700,000	New Zealand Government Bond
	(NZD), 6.000%, 5/15/21	674,871
	Total New Zealand	$1,299,155

	Australia — 2.8%
1,000,000	Australia Government Bond (AUD),
	5.750%, 7/15/22	1,098,491

	Sweden — 2.3%
5,600,000	Sweden Government Bond, Ser
	1049 (SEK), 4.500%, 8/12/15	876,212

	Portugal — 2.0%
500,000	Portugal Obrigacoes do Tesouro OT
	(EUR), 144a, 4.750%, 6/14/19	759,126

	France — 1.9%
450,000	France Government Bond OAT
	(EUR), 3.750%, 4/25/21	730,311

	Denmark — 1.4%
2,500,000	Denmark Government Bond (DKK),
	4.000%, 11/15/19	543,438

	United Kingdom — 1.2%
250,000	United Kingdom Gilt (GBP),
	8.000%, 12/7/15	472,716

	Turkey — 1.2%
1,000,000	Turkey Government Bond (TRY),
	8.500%, 9/14/22	467,526

	South Africa — 1.2%
2,000,000	South Africa Government Bond
	(ZAR), 6.750%, 3/31/21	176,181
3,000,000	South Africa Government Bond
	(ZAR), 8.000%, 12/21/18	286,652
	Total South Africa	$462,833

	Belgium — 1.1%
300,000	Belgium Government Bond, 144a,
	2.600%, 6/22/24	444,487

12

Touchstone International Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount(A)		Value

	Sovereign Government Obligations — 64.5%
	(Continued)

	Mexico — 0.9%

$3,500,000	Mexican Bonos, Ser M20 (MXN),
	10.000%, 12/5/24(C)	$360,233
	Total Sovereign Government
	Obligations	$24,897,327

	Corporate Bonds — 30.4%

	Supranational — 11.0%

	Financials — 11.0%
140,000,000	Asian Development Bank MTN
	(JPY), 2.350%, 6/21/27(C)	1,630,989
300,000	Asian Development Bank MTN
	(NOK), 2.000%, 8/29/17	49,334
450,000	European Financial Stability Facility
	(EUR), 2.750%, 7/18/16	648,904
37,000	European Investment Bank (GBP),
	6.000%, 12/7/28	82,174
40,000,000	European Investment Bank (JPY),
	1.900%, 1/26/26(C)	445,227
90,000,000	European Investment Bank (JPY),
	2.150%, 1/18/27(C)	1,028,472
2,200,000	Nordic Investment Bank (NOK),
	2.125%, 8/9/17	362,718
	Total Supranational	4,247,818

	Germany — 5.6%

	Financials — 5.6%
500,000	KFW (EUR), 3.375%, 1/18/21	795,070
120,000,000	KFW (JPY), 2.050%, 2/16/26(C)	1,374,025
	Total Germany	2,169,095

	United Kingdom — 4.7%

	Financials — 4.7%
200,000	Barclays Bank PLC, 5.200%, 7/10/14	200,180
200,000	HSBC Bank PLC, 144a,
	1.500%, 5/15/18	198,435
300,000	LCR Finance PLC (GBP),
	4.500%, 12/7/28	577,856
300,000	Northern Rock Asset Management
	PLC (EUR), 3.875%, 11/16/20	480,037
250,000	Northern Rock Asset Management
	PLC (EUR), 4.125%, 3/27/17	376,215
	Total United Kingdom	1,832,723

	Jersey — 3.0%

	Financials — 2.1%
300,000	Derwent London Capital Jersey Ltd.
	(GBP), 2.750%, 7/15/16	631,503
100,000	INTU Jersey Ltd, REIT. (GBP),
	2.500%, 10/4/18	182,178

	Industrials — 0.9%
200,000	Balfour Beatty Finance No.2 Ltd.
	(GBP), 1.875%, 12/3/18	334,406
	Total Jersey	1,148,087

	Spain — 1.7%

	Consumer Discretionary — 1.3%
300,000	International Consolidated Airlines
	Group SA (EUR), 1.750%, 5/31/18	525,277

	Financials — 0.4%
100,000	Caixabank SA MTN (EUR),
	4.500%, 11/22/16	140,764
	Total Spain	666,041

	France — 1.3%

	Financials — 1.3%
50,000,000	Dexia Municipal Agency SA (JPY),
	1.800%, 5/9/17(C)	508,545

	Ireland — 1.1%

	Financials — 1.1%
300,000	German Postal Pensions
	Securitisation PLC (EUR),
	3.375%, 1/18/16	430,188

	Netherlands — 0.7%

	Industrials — 0.7%
250,000	Siemens Financieringsmaatschappij
	N.V., 1.050%, 8/16/17	278,950

	Cayman Islands — 0.6%

	Financials — 0.6%
200,000	BES Finance Ltd. MTN,
	3.500%, 12/6/15	215,100

	Hungary — 0.4%

	Financials — 0.4%
100,000	Magyar Nemzeti Vagyonkezelo Zrt
	(EUR), 3.375%, 4/2/19	145,481

	Australia — 0.3%

	Materials — 0.3%
100,000	Barminco Finance Pty Ltd., 144a,
	9.000%, 6/1/18	98,000
	Total Corporate Bonds	$11,740,028

13

Touchstone International Fixed Income Fund (Unaudited) (Continued)

		Market
Shares		Value

	Investment Fund — 2.7%
1,032,745	Touchstone Institutional Money
	Market Fund, 0.01%^∞Ω	$1,032,745

	Total Investment Securities —97.6%
	(Cost $36,771,445)	$37,670,100

	Other Assets in Excess of
	Liabilities — 2.4%	929,657

	Net Assets — 100.0%	$38,599,757

(A)	Principal amount stated in U.S. dollars unless otherwise noted.

(B)	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.

(C)	Amount shown represents units. One unit represents a principal amount of 100.

^	Affiliated Fund.

∞	Open-End Fund

Ω	Represents the 7-day SEC yield as of June 30, 2014.

Portfolio Abbreviations:

AUD - Australian Dollar

BRL - Brazil Real

CAD - Canadian Dollar

CLP - Chilean Peso

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

MTN - Medium Term Note

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PLC - Public Limited Company

REIT - Real Estate Investment

SEK - Swedish Krona

TRY - Turkey Lira

ZAR - South African Rand

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities were valued at $2,931,388 or 7.6% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Assets:
Sovereign Government Obligations	$—	$24,897,327	$—	$24,897,327
Corporate Bonds	—	11,740,028	—	11,740,028
Investment Fund	1,032,745	—	—	1,032,745
				$37,670,100
Other Financial Instruments*
Assets:
Forward Foreign Currency Contracts	$—	$207,007	$—	$207,007
Liabilities:
Forward Foreign Currency Contracts	$—	$(174,755)	$—	$(174,755)

* Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation (depreciation).

14

Touchstone International Fixed Income Fund (Unaudited) (Continued)

Forward Foreign Currency Exchange Contracts

						Unrealized
		Contract to				Appreciation/
Counterparty	Expiration Date	Receive		Deliver		(Depreciation)
UBS AG	07/15/2014	EUR	700,000	BRL	2,241,400	$(51,108)
UBS AG	07/15/2014	EUR	500,000	JPY	69,701,000	(3,426)
UBS AG	07/15/2014	GBP	601,171	USD	1,000,000	28,711
UBS AG	07/15/2014	JPY	596,573,000	USD	5,780,332	109,272
UBS AG	07/15/2014	JPY	235,831,000	USD	2,323,309	4,908
UBS AG	07/15/2014	MXN	14,867,000	USD	1,130,966	13,662
UBS AG	07/15/2014	NOK	8,156,500	USD	1,354,064	(25,116)
UBS AG	07/15/2014	USD	1,084,399	AUD	1,177,500	(24,583)
UBS AG	07/15/2014	USD	549,932	DKK	2,973,500	3,772
UBS AG	07/15/2014	USD	5,405,306	EUR	3,944,500	3,788
UBS AG	07/15/2014	USD	2,741,000	EUR	2,000,000	2,241
UBS AG	07/15/2014	USD	1,518,107	EUR	1,117,500	(12,175)
UBS AG	07/15/2014	USD	1,077,938	EUR	791,000	(5,241)
UBS AG	07/15/2014	USD	498,122	EUR	361,000	3,776
UBS AG	07/15/2014	USD	799,857	HKD	6,202,500	(241)
UBS AG	07/15/2014	USD	1,583,688	JPY	161,199,000	(7,732)
UBS AG	07/15/2014	USD	1,124,031	MXN	14,867,000	(20,597)
UBS AG	07/15/2014	USD	1,358,970	NOK	8,156,500	30,023
UBS AG	07/15/2014	USD	668,852	NZD	777,500	(10,875)
UBS AG	07/15/2014	USD	201,651	ZAR	2,110,000	3,792
UBS AG	10/15/2014	CLP	410,960,000	AUD	800,000	(13,661)
UBS AG	10/15/2014	EUR	200,000	USD	270,912	3,062
						$32,252

See accompanying Notes to Portfolios of Investments.

15

Portfolio of Investments

Touchstone Merger Arbitrage Fund – June 30, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks — 80.1%

Financials — 21.3%
American Realty Capital Healthcare
Trust, Inc. REIT	1,335,804	$14,546,906
Element Financial Corp.*	82,423	1,035,839
Hudson City Bancorp, Inc.†	1,694,200	16,653,986
National Interstate Corp.†	225,332	6,313,802
Nicholas Financial, Inc.	511,015	7,338,175
North Valley Bancorp*†	246,188	5,364,436
NorthStar Realty Finance Corp. REIT	345,563	6,005,885
OBA Financial Services, Inc.*	168,140	3,761,292
OmniAmerican Bancorp, Inc.	474,775	11,869,375
Protective Life Corp.†	244,565	16,955,691
SWS Group, Inc.*†	556,354	4,050,257
Taylor Capital Group, Inc.*	647,743	13,848,745
TF Financial Corp.	2,560	108,749
Tower Group International Ltd.	2,278,940	4,102,092
United Bancorp, Inc./MI*	456,730	5,695,423
		117,650,653

Information Technology — 12.7%
AutoNavi Holdings Ltd. ADR*†	530,024	11,077,502
Compuware Corp.†	618,000	6,173,820
Hittite Microwave Corp.	44,594	3,476,102
MICROS Systems, Inc.*	163,647	11,111,631
PLX Technology, Inc.*	1,259,313	8,147,755
Tokyo Electron Ltd. ADR	1,002,828	17,138,331
TriQuint Semiconductor, Inc.*	826,380	13,065,068
		70,190,209

Health Care — 10.7%
Covidien PLC	72,010	6,493,862
Emeritus Corp.*	407,220	12,888,513
Forest Laboratories, Inc.*	167,600	16,592,400
Idenix Pharmaceuticals, Inc.*	307,690	7,415,329
Medical Action Industries, Inc.*	631,941	8,676,550
Nordion, Inc.*†	556,880	6,994,413
		59,061,067

Consumer Discretionary — 7.1%
DIRECTV*†	121,905	10,363,144
Liberty Interactive Corp. - Class A*†	167,385	4,914,424
Outerwall, Inc.*†	106,035	6,293,177
RG Barry Corp.†	284,865	5,398,192
Time Warner Cable, Inc.†	81,150	11,953,395
		38,922,332

Industrials — 6.8%
Foster Wheeler AG (Switzerland)†	622,445	21,206,701
Schawk, Inc.	806,595	16,422,274
		37,628,975

Energy — 5.6%
Caracal Energy, Inc.*	1,252,094	11,742,667
Equal Energy Ltd.	1,614,240	8,749,181
National Oilwell Varco, Inc.†	74,500	6,135,075
Noble Energy, Inc.†	54,205	4,198,719
		30,825,642

Utilities — 5.6%
Pepco Holdings, Inc.†	477,255	13,114,967
UNS Energy Corp.†	289,600	17,494,736
		30,609,703

Telecommunication Services — 5.4%
Cbeyond, Inc.*	636,505	6,333,225
tw telecom, Inc.*	218,369	8,802,454
Ziggo NV	320,000	14,797,204
		29,932,883

Consumer Staples — 3.3%
Hillshire Brands Co. (The)	198,240	12,350,352
Safeway, Inc.†	164,005	5,631,932
		17,982,284

Materials — 1.6%
Ainsworth Lumber Co. Ltd.*	3,500,000	8,925,000
Total Common Stocks		$441,728,748

Preferred Stocks — 1.3%

Financials — 1.3%
Citigroup Capital XIII, 7.88%(A)	14,828	410,736
GMAC Capital Trust I, 8.13%(A)	249,600	6,814,080
Total Preferred Stocks		$7,224,816

Principal
Amount

	Corporate Bonds — 6.9%

	Financials — 3.4%
$6,160,000	Cantor Fitzgerald LP, 144a,
	6.375%, 6/26/15	6,375,600
3,700,000	Nuveen Investments, Inc.,
	5.500%, 9/15/15	3,801,750
1,785,000	Omega Healthcare Investors, Inc.,
	6.750%, 10/15/22	1,929,050
3,845,000	PNC Preferred Funding Trust II, 144a,
	1.453%, 3/29/49(A)	3,705,619
3,000,000	Royal Bank of Scotland Group PLC,
	5.000%, 10/1/14	3,028,167
		18,840,186

	Industrials — 1.1%
2,725,000	Sealed Air Corp., 144a,
	8.125%, 9/15/19	3,000,906
2,800,000	Texas Industries, Inc., 9.250%, 8/15/20	3,171,000
		6,171,906

	Consumer Staples — 0.9%
4,650,000	US Foods, Inc., 8.500%, 6/30/19	4,977,825

	Energy — 0.9%
1,628,000	Newfield Exploration Co.,
	7.125%, 5/15/18	1,678,875

16

Touchstone Merger Arbitrage Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 6.9% (Continued)

	Energy — (Continued)
$3,000,000	Petrohawk Energy Corp.,
	7.250%, 8/15/18	$3,135,000
		4,813,875

	Consumer Discretionary — 0.3%
1,485,000	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp., 7.750%, 8/15/20	1,618,650

	Utilities — 0.3%
1,500,000	PPL Energy Supply LLC,
	5.400%, 8/15/14	1,505,451
	Total Corporate Bonds	$37,927,893

	Commercial Paper — 4.0%
$5,500,000	Equifax, Inc., 0.240%, 7/17/14	$5,499,413
5,500,000	Ford Motor Credit Co.,
	0.350%, 7/16/14	5,499,198
5,500,000	Kroger Co., 0.230%, 7/24/14	5,499,192
5,500,000	Pepco Holdings, Inc., 0.500%, 7/11/14	5,499,236
	Total Commercial Paper	$21,997,039

	Shares

Exchange Traded Funds — 2.8%
PowerShares Senior Loan Portfolio†	423,030	10,520,756
SPDR Barclays Short Term High Yield
Bond ETF	152,255	4,713,815
Total Exchange Traded Funds		$15,234,571

	Number
	of
	Contracts

Purchased Call Option — 0.0%
Noble Corp.
Strike @ 40.00
Exp 01/15	971	39,811

Purchase Put Options — 0.0%
Liberty Interactive Corp. - Class A,
Strike @27.00
Exp 07/14	1,674	8,370
National Oilwell Varco, Inc.
Strike @ 72.50
Exp 08/14	745	22,350
Northstar Realty Finance Corp
Strike @ 15.00
Exp 08/14	931	4,655

Total Purchased Options
(Proceeds 628,586)		$75,186

	Shares

Investment Fund — 12.9%
Touchstone Institutional Money Market
Fund, 0.01%^∞Ω	71,249,159	71,249,159

Total Long Positions
(Cost $588,551,890)		$595,437,412

Securities Sold Short — (34.6%)

Common Stocks — (32.9%)

Financials — (12.0%)
Element Financial Corp. (Canada)*	(82,423)	(1,041,246)
FNB Corp. PA	(299,459)	(3,839,064)
Hilltop Holdings, Inc.*	(138,957)	(2,954,226)
M&T Bank Corp.	(142,362)	(17,660,006)
MB Financial, Inc.	(416,596)	(11,268,922)
National Penn Bancshares, Inc.	(6,483)	(68,590)
Old National BanCorp./IN	(319,714)	(4,565,516)
Southside Bancshares, Inc.	(211,705)	(6,130,977)
Trico Bancshares	(232,232)	(5,373,848)
Ventas, Inc., REIT	(202,777)	(12,998,006)
		(65,900,401)

Information Technology — (5.7%)
Applied Materials, Inc.	(814,732)	(18,372,206)
RF Micro Devices, Inc.*	(1,384,186)	(13,274,344)
		(31,646,550)

Consumer Discretionary — (5.5%)
Comcast Corp. - Class A	(233,309)	(12,524,027)
Liberty Global, Inc. - Class A*	(73,024)	(3,229,121)
Liberty Global, Inc. - Series C*	(180,160)	(7,622,570)
Matthews International Corp. - Class A	(166,016)	(6,901,285)
		(30,277,003)

Health Care — (5.4%)
Actavis PLC*	(55,410)	(12,359,200)
Brookdale Senior Living, Inc.*	(386,862)	(12,897,979)
Medtronic, Inc.	(68,843)	(4,389,430)
		(29,646,609)

Telecommunication Services — (2.2%)
AT&T, Inc.	(158,477)	(5,603,747)
Level 3 Communications, Inc.*	(152,859)	(6,712,039)
		(12,315,786)

Energy — (2.1%)
Amec PLC (United Kingdom)	(560,069)	(11,645,739)
Total Common Stocks		$(181,432,088)

17

Touchstone Merger Arbitrage Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — (0.9%)

	Consumer Staples — (0.5)%
$(2,500,000)	HJ Heinz Co., 4.250%, 10/15/20	$(2,515,625)

	Health Care — (0.4)%
(2,000,000)	Tenet Healthcare Corp.,
	6.000%, 10/1/20	(2,170,001)
	Total Securities Sold Short -
	Corporate Bonds	$(4,685,626)

	Shares

Exchange Traded Fund — (0.8%)
Energy Select Sector SPDR Fund	(44,701)	$(4,474,570)

Total Securities Sold Short
(Proceeds $(177,762,620))		$(190,592,284)

	Number
	of	Market
	Contracts	Value

Written Call Options — 0.0%
Noble Corp.
Strike @ 45.00
Exp 01/15	(971)	$(21,362)

Written Put Options — 0.0%
Noble Corp.
Strike @ 30.00
Exp 01/15	(971)	(133,026)
National Oilwell Varco, Inc.
Strike @ 60.00
Exp 01/15	(585)	(23,401)

Total Written Options
(Proceeds $(597,434))		$(177,789)

Total Investment Securities —73.4%
(Cost $410,191,836)		$404,667,339

Cash Collateral for Securities
Sold Short and Written Options — 29.6%		163,327,511

Liabilities in Excess of Other Assets — (3.0%)		(16,505,976)

Net Assets — 100.0%		$551,488,874

(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2014.

*	Non-income producing security.

^	Affiliated Fund.

†	All or a portion of these securities are held as collateral for securities sold short and written options. The total value of the securities held as collateral as of June 30, 2014 was $189,359,977.

∞	Open-End Fund

Ω	Represents the 7-day SEC yield as of June 30, 2014.

Portfolio Abbreviations:

ADR - American Depositary Receipt

EUR - Euro

GBP - British Pound

PLC - Public Limited Company

REIT - Real Estate Investment Trust

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014 these securities were valued at $13,082,125 or 2.4% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

 Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$441,728,748	$—	$—	$441,728,748
Preferred Stocks	7,224,816	—	—	7,224,816
Corporate Bonds	—	37,927,893	—	37,927,893
Commercial Paper	—	21,997,039	—	21,997,039
Exchange Traded
Funds	15,234,571	—	—	15,234,571
Investment Fund	71,249,159	—	—	71,249,159
Purchased Options
Equity Contracts	75,186	—	—	75,186
				$595,437,412

18

Touchstone Merger Arbitrage Fund (Unaudited) (Continued)

 Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Liabilities:
Securities Sold Short
Common Stocks	(181,432,088)	—	—	(181,432,088)
Corporate Bonds	—	(4,685,626)	—	(4,685,626)
Exchange Traded Fund	(4,474,570)	—	—	(4,474,570)
				$(190,592,284)
Other Financial Instruments**
Liabilities:
Forward Foreign
Currency Contracts	—	(277,768)	—	(277,768)
Equity Contracts	(177,789)	—	—	(177,789)
				$(455,557)

** Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown for forward currency contracts represent unrealized appreciation (depreciation).

Transactions in written options for the period ended June 30, 2014.

	Number of
	Contracts	Premium
Beginning of Period, September 30, 2013	—	$—
Call Options Written	1,556	503,797
Put Options Written	1,762	391,752
Call Options Closed	(585)	(285,454)
Put Options Expired	(206)	(12,661)
June 30, 2014	2,527	$597,434

Forward Foreign Currency Exchange Contracts

						Unrealized
		Contract to				Appreciation/
Counterparty	Expiration Date	Receive		Deliver		(Depreciation)
Brown Brothers Harriman	07/31/2014	USD	4,807,088	EUR	3,520,000	$(13,427)
Brown Brothers Harriman	07/31/2014	USD	7,820,484	GBP	4,634,718	(109,299)
Brown Brothers Harriman	07/31/2014	USD	3,795,632	GBP	2,251,799	(57,089)
Brown Brothers Harriman	08/29/2014	USD	4,284,805	GBP	2,545,933	(70,158)
Brown Brothers Harriman	08/29/2014	USD	1,093,959	GBP	646,166	(11,345)
Brown Brothers Harriman	08/29/2014	USD	287,862	GBP	171,694	(5,830)
Brown Brothers Harriman	08/29/2014	USD	267,894	GBP	159,801	(5,455)
Brown Brothers Harriman	08/29/2014	USD	178,679	GBP	106,205	(2,990)
Brown Brothers Harriman	08/29/2014	USD	146,591	GBP	86,969	(2,175)
						$(277,768)

See accompanying Notes to Portfolios of Investments.

19

Portfolio of Investments

Touchstone Mid Cap Fund – June 30, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.7%

Consumer Discretionary — 29.9%
Cabela's, Inc.*†	197,692	$12,335,981
CarMax, Inc.*	336,699	17,511,715
Deckers Outdoor Corp.*†	249,708	21,557,292
Dollar Tree, Inc.*	313,600	17,078,656
Hasbro, Inc.	215,993	11,458,429
PulteGroup, Inc.	921,100	18,569,376
Service Corp. International	326,959	6,774,590
Tempur Sealy International, Inc.*	301,990	18,028,803
Whirlpool Corp.	97,831	13,620,032
		136,934,874

Consumer Staples — 13.8%
Brown-Forman Corp. - Class B	158,827	14,956,739
Energizer Holdings, Inc.	163,647	19,969,843
Lorillard, Inc.	234,538	14,299,782
Nu Skin Enterprises, Inc. - Class A	90,475	6,691,531
Pricesmart, Inc.	83,463	7,264,620
		63,182,515

Financials — 13.0%
Alleghany Corp.*	43,373	19,002,579
Eaton Vance Corp.	200,986	7,595,261
M&T Bank Corp.†	154,821	19,205,545
MBIA, Inc.*	1,255,469	13,860,378
		59,663,763

Materials — 10.9%
Albemarle Corp.	237,962	17,014,283
NewMarket Corp.	56,070	21,985,608
Vulcan Materials Co.	169,895	10,830,806
		49,830,697

Information Technology — 10.8%
Amphenol Corp. - Class A	190,956	18,396,701
Paychex, Inc.	380,458	15,811,834
Symantec Corp.	660,000	15,114,000
		49,322,535

Industrials — 10.2%
Alliant Techsystems, Inc.	78,250	10,479,239
Cintas Corp.	359,065	22,814,990
Old Dominion Freight Line, Inc.*	206,415	13,144,507
		46,438,736

Energy — 6.8%
Atwood Oceanics, Inc.*	323,131	16,957,915
Kinder Morgan Management LLC*	176,426	13,925,313
		30,883,228

Health Care — 3.3%
Tenet Healthcare Corp.*	324,143	15,215,272
Total Common Stocks		$451,471,620

Investment Funds — 9.0%
Invesco Government & Agency
Portfolio, Institutional Class,
0.01%**∞Ω	35,630,354	35,630,354
Touchstone Institutional Money Market
Fund, 0.01%∞Ω	5,607,648	5,607,648
Total Investment Funds		$41,238,002

Total Investment Securities —107.7%
(Cost $424,075,725)		$492,709,622

Liabilities in Excess of Other Assets — (7.7%)		(35,433,556)

Net Assets — 100.0%		$457,276,066

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2014 was $35,123,403.

∞	Open-End Fund

Ω	Represents the 7-day SEC yield as of June 30, 2014.

Portfolio Abbreviations:

LLC - Limited Liability Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

 Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$451,471,620	$—	$—	$451,471,620
Investment Funds	41,238,002	—	—	41,238,002
				$492,709,622

See accompanying Notes to Portfolios of Investments.

20

Portfolio of Investments

Touchstone Mid Cap Value Fund – June 30, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.3%

Financials — 22.6%
Alexandria Real Estate Equities, Inc., REIT	62,676	$4,866,165
Allstate Corp. (The)	51,743	3,038,349
American Campus Communities, Inc.,
REIT	122,412	4,681,035
Ameriprise Financial, Inc.	34,027	4,083,239
Endurance Specialty Holdings Ltd.	58,245	3,004,860
Fifth Third Bancorp	232,531	4,964,537
Hancock Holding Co.	91,947	3,247,568
Hartford Financial Services Group, Inc.	117,911	4,222,393
Host Hotels & Resorts, Inc., REIT	185,667	4,086,531
Investors Bancorp, Inc.	278,474	3,077,138
PartnerRe Ltd.	33,905	3,702,765
Reinsurance Group of America, Inc.	52,708	4,158,661
SunTrust Banks, Inc.	114,945	4,604,697
TCF Financial Corp.	229,846	3,762,579
Unum Group	65,159	2,264,927
Willis Group Holdings PLC	64,677	2,800,514
Zions Bancorporation	110,506	3,256,612
		63,822,570

Consumer Discretionary — 11.5%
Abercrombie & Fitch Co. - Class A†	29,368	1,270,165
American Eagle Outfitters, Inc.†	314,265	3,526,053
Bed Bath & Beyond, Inc.*	52,787	3,028,918
Cabela's, Inc.*†	70,467	4,397,141
Dollar General Corp.*	40,775	2,338,853
Harley-Davidson, Inc.	35,747	2,496,928
Hasbro, Inc.	52,340	2,776,637
Interpublic Group of Cos, Inc. (The)	132,406	2,583,241
Newell Rubbermaid, Inc.	110,198	3,415,036
PetSmart, Inc.	48,531	2,902,154
Sally Beauty Holdings, Inc.*	152,657	3,828,638
		32,563,764

Industrials — 11.0%
Cintas Corp.	62,368	3,962,863
Clean Harbors, Inc.*	64,843	4,166,163
Dover Corp.	45,030	4,095,478
Fluor Corp.	44,012	3,384,523
Parker Hannifin Corp.	30,825	3,875,627
Regal-Beloit Corp.	49,154	3,861,538
Stanley Black & Decker, Inc.	49,321	4,331,370
Xylem, Inc.	84,252	3,292,568
		30,970,130

Information Technology — 10.0%
Cadence Design Systems, Inc.*	257,406	4,502,031
Citrix Systems, Inc.*	70,713	4,423,098
Diebold, Inc.	65,150	2,617,076
Fidelity National Information Services,
Inc.	80,900	4,428,466
Juniper Networks, Inc.*	127,054	3,117,905
Microchip Technology, Inc.†	88,823	4,335,451
Synopsys, Inc.*	126,483	4,910,070
		28,334,097

Consumer Staples — 9.7%
Coca-Cola Enterprises, Inc.	59,386	2,837,463
Darling International, Inc.*	194,152	4,057,777
Ingredion, Inc.	27,727	2,080,634
JM Smucker Co. (The)	48,119	5,128,042
Kroger Co. (The)	85,007	4,201,896
Molson Coors Brewing Co. - Class B	67,133	4,978,583
Sysco Corp.	110,865	4,151,894
		27,436,289

Health Care — 9.5%
AmerisourceBergen Corp.	40,704	2,957,553
CareFusion Corp.*	100,318	4,449,103
Charles River Laboratories International,
Inc.*	65,826	3,523,008
Cooper Cos, Inc. (The)	31,307	4,243,038
DENTSPLY International, Inc.	73,706	3,489,979
Patterson Cos., Inc.	116,454	4,601,098
Quest Diagnostics, Inc.	62,210	3,651,105
		26,914,884

Utilities — 8.6%
AGL Resources, Inc.	74,267	4,086,913
Edison International	64,852	3,768,550
Great Plains Energy, Inc.	158,274	4,252,822
Portland General Electric Co.	126,712	4,393,105
SCANA Corp.	65,115	3,503,838
Xcel Energy, Inc.	136,513	4,399,814
		24,405,042

Materials — 7.9%
Air Products & Chemicals, Inc.	24,796	3,189,262
Albemarle Corp.	57,008	4,076,071
Allegheny Technologies, Inc.	93,983	4,238,633
Greif, Inc. - Class A	61,780	3,370,717
Nucor Corp.	49,303	2,428,173
Owens-Illinois, Inc.*	59,657	2,066,518
Silgan Holdings, Inc.	54,647	2,777,161
		22,146,535

Energy — 7.5%
EQT Corp.	43,899	4,692,803
Nabors Industries Ltd.	54,989	1,615,027
Newfield Exploration Co.*	83,129	3,674,302
Pioneer Natural Resources Co.	19,681	4,522,891
Range Resources Corp.	15,802	1,373,984
Spectra Energy Corp.	124,176	5,274,996
		21,154,003
Total Common Stocks		$277,747,314
Exchange Traded Fund — 0.5%
iShares Russell Midcap Value Index
Fund∞	19,593	1,422,648

21

Touchstone Mid Cap Value Fund (Unaudited) (Continued)

		Market
	Shares	Value

Investment Funds — 5.8%
Invesco Government & Agency
Portfolio, Institutional Class,
0.01%**∞Ω	11,172,846	$11,172,846
Touchstone Institutional Money Market
Fund, 0.01%^∞Ω	5,170,513	5,170,513
Total Investment Funds		$16,343,359

Total Investment Securities —104.6%
(Cost $247,738,399)		$295,513,321

Liabilities in Excess of Other Assets — (4.6)%		(12,904,370)

Net Assets — 100.0%		$282,608,951

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2014 was $10,903,906.

∞	Open-End Fund

Ω	Represents the 7-day SEC yield as of June 30, 2014.

Portfolio Abbreviations:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$277,747,314	$—	$—	$277,747,314
Exchanged Traded Fund	1,422,648	—	—	1,422,648
Investment Funds	16,343,359	—	—	16,343,359
				$295,513,321

See accompanying Notes to Portfolios of Investments.

22

Portfolio of Investments

Touchstone Premium Yield Equity Fund – June 30, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.3%

Energy — 25.5%
Ensco PLC- Class A (United Kingdom)	42,562	$2,365,170
Golar Lng Ltd. (Bermuda)	37,425	2,249,242
Kinder Morgan Management LLC*	3	240
Kinder Morgan, Inc. Delaware	284,930	10,331,562
LinnCo LLC	97,232	3,042,389
ONEOK, Inc.	92,451	6,294,064
Pembina Pipeline Corp. (Canada)	51,368	2,208,823
Seadrill Ltd. (Bermuda)	105,671	4,221,556
Spectra Energy Corp.	119,614	5,081,203
Williams Cos., Inc. (The)	142,794	8,312,039
		44,106,288

Financials — 17.3%
Ares Capital Corp.	98,969	1,767,586
Bank of Montreal (Canada)	46,231	3,402,139
CME Group, Inc. IL	56,138	3,982,991
Digital Realty Trust, Inc., REIT	66,778	3,894,493
HCP, Inc., REIT	57,972	2,398,881
Hospitality Properties Trust, REIT	117,780	3,580,512
Omega Healthcare Investors, Inc., REIT	95,765	3,529,898
People's United Financial, Inc.	157,039	2,382,282
Senior Housing Properties Trust, REIT	66,778	1,622,038
Ventas, Inc., REIT	52,102	3,339,738
		29,900,558

Information Technology — 15.4%
Cisco Systems, Inc.	137,960	3,428,306
Intel Corp.	269,315	8,321,834
Maxim Integrated Products, Inc.	84,023	2,840,818
Microchip Technology, Inc.	84,390	4,119,076
Microsoft Corp.	105,304	4,391,177
Seagate Technology PLC (Ireland)	60,266	3,424,314
		26,525,525

Health Care — 14.3%
Baxter International, Inc.	42,929	3,103,767
GlaxoSmithKline PLC, ADR	78,887	4,218,877
Johnson & Johnson	51,368	5,374,120
Merck & Co., Inc.	98,499	5,698,167
Novartis AG, ADR	38,159	3,454,534
Pfizer, Inc.	98,333	2,918,523
		24,767,988

Utilities — 6.9%
American Water Works Co., Inc.	129,888	6,422,962
NiSource, Inc.	110,077	4,330,429
ONE Gas, Inc.	28,282	1,067,646
		11,821,037

Industrials — 5.6%
Eaton Corp. PLC (Ireland)	44,666	3,447,322
General Electric Co.	237,027	6,229,070
		9,676,392

Telecommunication Services — 5.5%
AT&T, Inc.	86,959	3,074,870
BCE, Inc. (Canada)	31,555	1,431,335
Verizon Communications, Inc.	41,590	2,034,999
Vodafone Group PLC, ADR	86,258	2,880,155
		9,421,359

Materials — 5.3%
International Paper Co.	77,419	3,907,337
Potash Corp. of Saskatchewan, Inc.
(Canada)	140,161	5,320,512
		9,227,849

Consumer Discretionary — 2.5%
Darden Restaurants, Inc.	59,546	2,755,193
Mattel, Inc.	41,276	1,608,526
		4,363,719
Total Common Stocks		$169,810,715

Investment Fund — 1.5%
Touchstone Institutional Money Market
Fund, 0.01%^∞Ω	2,670,733	2,670,733

Total Investment Securities —99.8%
(Cost $136,854,679)		$172,481,448

Other Assets in Excess of Liabilities — 0.2%		299,276

Net Assets — 100.0%		$172,780,724

*	Non-income producing security.

^	Affiliated Fund.

∞	Open-End Fund

Ω	Represents the 7-day SEC yield as of June 30, 2014.

Portfolio Abbreviations:

ADR - American Depositary Receipt

LLC - Limited Liability Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

23

Touchstone Premium Yield Equity Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$169,810,715	$—	$—	$169,810,715
Investment Fund	2,670,733	—	—	2,670,733
				$172,481,448

See accompanying Notes to Portfolios of Investments.

24

Portfolio of Investments

Touchstone Sands Capital Select Growth Fund – June 30, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.4%

Information Technology — 36.7%
ARM Holdings PLC ADR	3,834,000	$173,450,160
ASML Holding NV†	1,530,000	142,703,100
Baidu, Inc. ADR*	1,519,000	283,764,390
Facebook, Inc. - Class A*	3,491,000	234,909,390
Google, Inc. - Class C*	320,000	184,089,600
Google, Inc. - Class A*	320,000	187,094,400
LinkedIn Corp. - Class A*	1,348,000	231,141,560
Salesforce.com, Inc.*	4,182,000	242,890,560
Splunk, Inc.*	2,533,000	140,150,890
Visa, Inc. - Class A	2,054,000	432,798,340
		2,252,992,390

Consumer Discretionary — 23.9%
Amazon.com, Inc.*	1,078,000	350,112,840
Chipotle Mexican Grill, Inc.*	466,000	276,109,660
Las Vegas Sands Corp.	2,410,000	183,690,200
NIKE, Inc. - Class B	2,595,000	201,242,250
priceline.com, Inc.*	188,000	226,164,000
Starbucks Corp.	1,450,000	112,201,000
Twenty-First Century Fox, Inc.	3,352,000	117,822,800
		1,467,342,750

Health Care — 18.0%
Alexion Pharmaceuticals, Inc.*	1,051,000	164,218,750
athenahealth, Inc.*†	937,000	117,246,810
Biogen Idec, Inc.*	742,000	233,960,020
BioMarin Pharmaceutical, Inc.*	1,731,000	107,685,510
Cerner Corp.*	2,788,000	143,805,040
Intuitive Surgical, Inc.*	278,000	114,480,400
Regeneron Pharmaceuticals, Inc.*	786,000	222,021,420
		1,103,417,950

Energy — 12.5%
FMC Technologies, Inc.*	2,721,000	166,171,470
National Oilwell Varco, Inc.	2,118,000	174,417,300
Schlumberger Ltd. (Cook Islands)†	1,944,000	229,294,800
Southwestern Energy Co.*	4,310,000	196,061,900
		765,945,470

Materials — 3.8%
Monsanto Co.	1,864,000	232,515,360

Financials — 2.5%
Charles Schwab Corp. (The)	5,770,000	155,386,100

Consumer Staples — 2.0%
Whole Foods Market, Inc.	3,130,000	120,911,900
Total Common Stocks		$6,098,511,920

Investment Funds — 3.3%
Invesco Government & Agency
Portfolio, Institutional Class,
0.01%**∞Ω	163,040,524	163,040,524
Touchstone Institutional Money Market
Fund, 0.01%^∞Ω	38,012,160	38,012,160
Total Investment Funds		$201,052,684

Total Investment Securities —102.7%
(Cost $4,091,696,678)		$6,299,564,604

Liabilities in Excess of Other Assets — (2.7%)		(166,541,644)

Net Assets — 100.0%		$6,133,022,960

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2014 was $158,150,408.

∞	Open-End Fund

Ω	Represents the 7-day SEC yield as of June 30, 2014.

Portfolio Abbreviation:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$6,098,511,920	$—	$—	$6,098,511,920
Investment Funds	201,052,684	—	—	201,052,684
				$6,299,564,604

See accompanying Notes to Portfolios of Investments.

25

Portfolio of Investments

Touchstone Small Cap Core Fund – June 30, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.4%

Consumer Discretionary — 26.1%

American Eagle Outfitters, Inc.†	693,219	$7,777,917
Cabela's, Inc.*†	623,926	38,932,982
Columbia Sportswear Co.†	258,261	21,345,272
Dana Holding Corp.	1,118,590	27,315,968
Deckers Outdoor Corp.*†	350,790	30,283,701
Service Corp. International	2,019,420	41,842,382
Sturm Ruger & Co., Inc.†	376,632	22,225,054
Tempur Sealy International, Inc.*	590,400	35,246,880
		224,970,156

Financials — 20.3%

Alexander & Baldwin, Inc.	575,378	23,849,418
Corrections Corp. of America REIT	952,180	31,279,113
Eaton Vance Corp.	485,379	18,342,472
First Industrial Realty Trust, Inc. REIT	1,531,681	28,856,870
MBIA, Inc.*	1,805,124	19,928,569
Montpelier Re Holdings Ltd. (Bermuda)	589,962	18,849,286
Tejon Ranch Co.*	406,931	13,099,109
White Mountains Insurance Group Ltd.
(Bermuda)	34,694	21,109,217
		175,314,054

Industrials — 18.9%

Alliant Techsystems, Inc.	200,200	26,810,784
Kaman Corp.	260,778	11,143,044
Matson, Inc.	605,535	16,252,559
MRC Global, Inc.*	908,200	25,692,978
Old Dominion Freight Line, Inc.*	844,594	53,783,746
Orbital Sciences Corp.*	638,900	18,879,495
Ritchie Bros Auctioneers, Inc. (Canada)†	427,475	10,537,259
		163,099,865

Materials — 15.0%

Albemarle Corp.	507,876	36,313,134
NewMarket Corp.	130,293	51,089,188
Olin Corp.†	1,202,500	32,371,300
Tredegar Corp.	403,300	9,441,253
		129,214,875

Energy — 5.3%

Atwood Oceanics, Inc.*	627,856	32,949,883
Kinder Morgan Management LLC*	2	174
World Fuel Services Corp.	269,994	13,291,805
		46,241,862

Information Technology — 4.8%

Advent Software, Inc.	557,295	18,151,098
Conversant, Inc.*†	567,975	14,426,565
Micrel, Inc.	763,255	8,609,516
		41,187,179

Health Care — 4.2%

Tenet Healthcare Corp.*	767,267	36,015,514

Consumer Staples — 3.8%

Pricesmart, Inc.	377,045	32,817,997
Total Common Stocks		$848,861,502

Warrants — 0.0%

Financials — 0.0%
Tejon Ranch Co., Expiration 08/31/16*	69,345	203,182

Investment Funds — 15.7%
Invesco Government & Agency
Portfolio, Institutional Class,
0.01%**∞Ω	121,995,741	121,995,741
Touchstone Institutional Money Market
Fund, 0.01%^∞Ω	13,507,803	13,507,803
Total Investment Funds		$135,503,544

Total Investment Securities —114.1%
(Cost $767,036,450)		$984,568,228

Liabilities in Excess of Other Assets — (14.1%)		(121,872,297)

Net Assets — 100.0%		$862,695,931

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2014 was $119,645,745.

∞	Open-End Fund

Ω	Represents the 7-day SEC yield as of June 30, 2014.

Portfolio Abbreviations:

LLC- Limited Liability Company

REIT - Real Estate Investment Trust

26

Touchstone Small Cap Core Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$848,861,502	$—	$—	$848,861,502
Warrants Equity Contract	203,182	—	—	203,182
Investment Funds	135,503,544	—	—	135,503,544
				$984,568,228

See accompanying Notes to Portfolios of Investments.

27

Portfolio of Investments

Touchstone Small Cap Value Fund – June 30, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.6%

Financials — 33.8%
Astoria Financial Corp.	89,400	$1,202,430
Brookline Bancorp, Inc.	146,850	1,375,984
Capitol Federal Financial, Inc.	98,647	1,199,548
Chemical Financial Corp.	44,620	1,252,930
Columbia Banking System, Inc.	34,560	909,274
CVB Financial Corp.	44,440	712,373
First Financial Bancorp	87,799	1,511,021
FNB Corp.	104,955	1,345,523
Hancock Holding Co.	47,713	1,685,223
Healthcare Realty Trust, Inc. REIT	31,500	800,730
Iberiabank Corp.	17,366	1,201,554
Infinity Property & Casualty Corp.	34,447	2,315,872
MB Financial, Inc.	35,180	951,619
National Bank Holdings Corp. - Class A	93,020	1,854,819
National Penn Bancshares, Inc.	141,775	1,499,980
New Residential Investment Corp., REIT	209,658	1,320,845
Northfield Bancorp, Inc.	33,570	440,103
Northwest Bancshares, Inc.	124,390	1,687,972
Old National Bancorp.	79,370	1,133,404
Susquehanna Bancshares, Inc.	105,010	1,108,906
Washington Federal, Inc.	48,975	1,098,509
Westamerica Bancorporation†	30,135	1,575,458
		28,184,077

Industrials — 19.1%
ABM Industries, Inc.	56,935	1,536,106
Acacia Research Corp.†	79,966	1,419,396
Astec Industries, Inc.	22,810	1,000,903
Briggs & Stratton Corp.	58,460	1,196,092
Forward Air Corp.	25,320	1,211,562
General Cable Corp.	39,710	1,018,959
Granite Construction, Inc.	54,530	1,961,989
Harsco Corp.	47,535	1,265,857
Herman Miller, Inc.	27,835	841,730
Knoll, Inc.	99,950	1,732,134
McGrath RentCorp	4,750	174,562
Resources Connection, Inc.	82,245	1,078,232
Simpson Manufacturing Co., Inc.	34,760	1,263,874
URS Corp.	4,710	215,954
		15,917,350

Information Technology — 12.3%
ADTRAN, Inc.	47,900	1,080,624
Blackbaud, Inc.	76,880	2,747,691
Cohu, Inc.	64,046	685,292
Diebold, Inc.	26,215	1,053,057
Hittite Microwave Corp.	9,220	718,699
Micrel, Inc.	95,391	1,076,010
MKS Instruments, Inc.	42,605	1,330,980
Tessera Technologies, Inc.	70,895	1,565,362
		10,257,715

Energy — 7.8%
Delek U.S. Holdings, Inc.	27,245	769,126
Gulfmark Offshore, Inc. - Class A	51,000	2,304,180
PBF Energy, Inc. - Class A	42,965	1,145,017
Tidewater, Inc.	34,815	1,954,862
Tsakos Energy Navigation Ltd.	55,600	371,964
		6,545,149

Consumer Staples — 6.6%
Dean Foods Co.	150,925	2,654,771
Snyder's-Lance, Inc.	49,120	1,299,715
Universal Corp.†	28,730	1,590,206
		5,544,692

Consumer Discretionary — 6.4%
Ethan Allen Interiors, Inc.	45,725	1,131,236
Guess?, Inc.	24,850	670,950
MDC Holdings, Inc.†	44,865	1,358,961
Meredith Corp.	27,575	1,333,527
Stage Stores, Inc.	45,650	853,198
		5,347,872

Materials — 5.1%
Greif, Inc. - Class A	22,900	1,249,424
Haynes International, Inc.	12,950	732,840
Kronos Worldwide, Inc.	146,740	2,299,416
		4,281,680

Utilities — 4.7%
California Water Service Group	108,040	2,614,568
Northwest Natural Gas Co.	17,590	829,368
Piedmont Natural Gas Co., Inc.†	12,830	479,970
		3,923,906

Health Care — 1.8%
Techne Corp.	15,765	1,459,366
Total Common Stocks		$81,461,807

Investment Funds — 9.1%
Invesco Government & Agency
Portfolio, Institutional Class,
0.01%**∞Ω	4,915,468	4,915,468
Touchstone Institutional Money Market
Fund, 0.01%^∞Ω	2,687,825	2,687,825
Total Investment Funds		$7,603,293

Total Investment Securities —106.7%
(Cost $83,181,344)		89,065,100

Liabilities in Excess of Other Assets — (6.7%)		(5,579,122)

Net Assets — 100.0%		$83,485,978

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2014 was $4,868,527.

28

Touchstone Small Cap Value Fund (Unaudited) (Continued)

∞	Open-End Fund

Ω	Represents the 7-day SEC yield as of June 30, 2014.

Portfolio Abbreviations:

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$81,461,807	$—	$—	$81,461,807
Investment Funds	7,603,293	—	—	7,603,293
				$89,065,100

See accompanying Notes to Portfolios of Investments.

29

Portfolio of Investments

Touchstone Total Return Bond Fund – June 30, 2014 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 37.3%

	Industrials — 11.2%
$49,298	Astro Offshore Corp.,
	6.000%, 12/20/19	$52,813
104,027	Burlington Northern and Santa Fe
	Railway Co. 1998-C Pass Through
	Trust, 6.230%, 7/2/18	111,351
115,986	Burlington Northern and Santa Fe
	Railway Co. 2004-1 Pass Through
	Trust, 4.575%, 1/15/21	124,731
434,459	Burlington Northern and Santa Fe
	Railway Co. 2005-3 Pass Through
	Trust, 4.830%, 1/15/23	478,791
857,981	Burlington Northern and Santa Fe
	Railway Co. 2005-4 Pass Through
	Trust, 4.967%, 4/1/23	937,416
363,000	Canal Barge Co., Inc., 4.500%, 11/12/34	412,197
1,791,587	Continental Airlines 2000-2 Class A-1
	Pass Through Trust, 7.707%, 4/2/21	2,047,963
680,388	CSX Transportation, Inc.,
	6.251%, 1/15/23	799,456
1,243,549	Delta Air Lines 2010-2 Class A Pass
	Through Trust, 4.950%, 5/23/19	1,355,468
1,332,505	Federal Express Corp. 1998 Pass
	Through Trust, 6.845%, 1/15/19	1,492,405
115,252	Federal Express Corp. 1999 Pass
	Through Trust, 7.650%, 1/15/22	140,896
182,000	Matson Navigation Co., Inc.,
	5.337%, 9/4/28	202,754
1,027,000	Republic Services, Inc.,
	5.250%, 11/15/21	1,170,227
1,219,396	Southwest Airlines Co. 2007-1 Pass
	Through Trust, 6.150%, 8/1/22	1,390,111
136,688	Sterling Equipment, 6.125%, 9/28/19	153,372
83,696	Union Pacific Railroad Co. 2001 Pass
	Through Trust, 6.630%, 1/27/22	95,710
959,227	Union Pacific Railroad Co. 2003 Pass
	Through Trust, 4.698%, 1/2/24	1,060,631
546,926	Union Pacific Railroad Co. 2006 Pass
	Through Trust, 5.866%, 7/2/30	635,490
1,325,000	United Rentals North America, Inc.,
	5.750%, 11/15/24	1,376,344
1,587,000	Vessel Management Services, Inc.,
	5.125%, 4/16/35	1,816,104
		15,854,230

	Financials — 10.1%
1,885,000	American Express Co.,
	2.650%, 12/2/22	1,838,156
1,216,000	Delphi Financial Group, Inc.,
	7.875%, 1/31/20	1,475,869
667,965	EJM Airport LLC, 6.271%, 5/15/20	768,454
2,000,000	Fishers Lane Associates LLC, 144a,
	3.666%, 8/5/30	1,977,222
1,604,000	General Electric Capital Corp. MTN,
	5.625%, 5/1/18	1,837,919
1,500,000	Provident Cos., Inc., 7.000%, 7/15/18	1,756,988
1,000,000	Torchmark Corp., 3.800%, 9/15/22	1,023,907
2,000,000	USB Capital IX, 3.500%, 10/29/49(A)	1,705,000
2,000,000	Wachovia Capital Trust III,
	5.570%, 3/29/49(A)	1,940,000
		14,323,515

	Utilities — 7.5%
1,576,966	Bruce Mansfield Unit, 6.850%, 6/1/34	1,728,599
450,000	California Water Service Co.,
	5.500%, 12/1/40	534,759
800,000	Commonwealth Edison Co.,
	5.900%, 3/15/36	997,657
1,780,000	Dominion Resources, Inc.,
	2.534%, 9/30/66(A)	1,644,987
1,700,000	Entergy Louisiana LLC,
	4.440%, 1/15/26	1,856,296
2,000,000	NextEra Energy Capital Holdings, Inc.,
	6.350%, 10/1/66(A)	1,972,500
1,800,000	South Carolina Electric & Gas Co.,
	4.600%, 6/15/43	1,923,158
		10,657,956

	Energy — 3.3%
1,253,000	Chesapeake Energy Corp.,
	6.625%, 8/15/20	1,440,950
1,551,000	Petrobras International Finance Co. -
	Pifco, 3.500%, 2/6/17	1,592,102
1,500,000	Petroleos Mexicanos (Mexico),
	4.875%, 1/24/22	1,622,700
		4,655,752

	Consumer Staples — 2.2%
1,285,529	American Airlines 2011-1 Class B Pass
	Through Trust, 144a,
	7.000%, 1/31/18	1,401,226
1,492,113	CVS Pass-Through Trust,
	6.036%, 12/10/28	1,717,659
		3,118,885

	Telecommunication Services — 1.3%
1,500,000	Verizon Communications, Inc.,
	6.000%, 4/1/41	1,756,876

	Transportation — 0.9%
1,056,000	Totem Ocean Trailer Express, Inc.,
	6.365%, 4/15/28	1,201,350

	Health Care — 0.8%
1,075,000	HCA, Inc., 7.250%, 9/15/20	1,151,594
	Total Corporate Bonds	52,720,158

	Asset-Backed Securities — 21.4%
1,348,810	321 Henderson Receivables I LLC, Ser
	2012-1A, Class A, 144a,
	4.210%, 2/16/65	1,419,404
1,293,657	321 Henderson Receivables I LLC, Ser
	2012-2A, Class A, 144a,
	3.840%, 10/15/59	1,329,046

30

Touchstone Total Return Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 21.4% (Continued)
$575,000	FPL Recovery Funding LLC, Ser
	2007-A, Class A4, 5.256%, 8/1/21	$638,570
1,325,000	JCP&L Transition Funding LLC, Ser
	2006-A, Class A4, 5.610%, 6/5/23	1,544,114
61,436	Small Business Administration
	Participation Certificates, Ser
	2001-20A, Class 1, 6.290%, 1/1/21	66,451
336,068	Small Business Administration
	Participation Certificates, Ser
	2002-20H, Class 1, 5.310%, 8/1/22	363,048
328,233	Small Business Administration
	Participation Certificates, Ser
	2003-20B, Class 1, 4.840%, 2/1/23	353,097
88,289	Small Business Administration
	Participation Certificates, Ser
	2003-20D, Class 1, 4.760%, 4/1/23	95,233
68,210	Small Business Administration
	Participation Certificates, Ser
	2004-20D, Class 1, 4.770%, 4/1/24	72,645
581,748	Small Business Administration
	Participation Certificates, Ser
	2004-20K, Class 1, 4.880%, 11/1/24	628,437
42,272	Small Business Administration
	Participation Certificates, Ser
	2005-10E, Class 1, 4.540%, 9/1/15	42,926
374,532	Small Business Administration
	Participation Certificates, Ser
	2005-20B, Class 1, 4.625%, 2/1/25	398,194
342,166	Small Business Administration
	Participation Certificates, Ser
	2005-20H, Class 1, 5.110%, 8/1/25	370,739
1,647,766	Small Business Administration
	Participation Certificates, Ser
	2006-20B, Class 1, 5.350%, 2/1/26	1,783,912
584,231	Small Business Administration
	Participation Certificates, Ser
	2006-20H, Class 1, 5.700%, 8/1/26	649,278
1,293,788	Small Business Administration
	Participation Certificates, Ser
	2006-20K, Class 1, 5.360%, 11/1/26	1,402,841
997,724	Small Business Administration
	Participation Certificates, Ser
	2006-20L, Class 1, 5.120%, 12/1/26	1,089,600
1,209,668	Small Business Administration
	Participation Certificates, Ser
	2007-20A, Class 1, 5.320%, 1/1/27	1,325,612
1,441,190	Small Business Administration
	Participation Certificates, Ser
	2007-20E, Class 1, 5.310%, 5/1/27	1,579,933
572,393	Small Business Administration
	Participation Certificates, Ser
	2007-20F, Class 1, 5.710%, 6/1/27	638,509
1,300,114	Small Business Administration
	Participation Certificates, Ser
	2007-20L, Class 1, 5.290%, 12/1/27	1,422,255
842,402	Small Business Administration
	Participation Certificates, Ser
	2008-20A, Class 1, 5.170%, 1/1/28	930,765
930,966	Small Business Administration
	Participation Certificates, Ser
	2008-20K, Class 1, 6.770%, 11/1/28	1,079,784
1,216,293	Small Business Administration
	Participation Certificates, Ser
	2009-20B, Class 1, 4.760%, 2/1/29	1,341,007
1,171,637	Small Business Administration
	Participation Certificates, Ser
	2009-20C, Class 1, 4.660%, 3/1/29	1,290,936
295,124	Small Business Administration
	Participation Certificates, Ser
	2009-20D, Class 1, 4.310%, 4/1/29	317,718
1,419,613	Small Business Administration
	Participation Certificates, Ser
	2009-20E, Class 1, 4.430%, 5/1/29	1,538,866
945,986	Small Business Administration
	Participation Certificates, Ser
	2009-20F, Class 1, 4.950%, 6/1/29	1,048,453
1,431,483	Small Business Administration
	Participation Certificates, Ser
	2009-20J, Class 1, 3.920%, 10/1/29	1,506,532
1,375,891	Small Business Administration
	Participation Certificates, Ser
	2010-20F, Class 1, 3.880%, 6/1/30	1,452,646
1,039,845	Small Business Administration
	Participation Certificates, Ser
	2010-20I, Class 1, 3.210%, 9/1/30	1,065,994
1,566,624	Small Business Administration
	Participation Certificates, Ser
	2012-10C, Class 1, 1.240%, 5/1/22	1,533,678
	Total Asset-Backed Securities	$30,320,223

	U.S. Government Mortgage-Backed
	Obligations — 16.5%
365,764	FHLMC, Pool #A89148,
	4.000%, 10/1/39	388,011
226,369	FNMA, Pool #465711, 4.680%, 8/1/28	253,176
1,627,179	FNMA, Pool #469616, 3.500%, 11/1/21	1,719,077
1,700,000	FNMA, Pool #469667, 3.540%, 12/1/21	1,793,517
116,712	FNMA, Pool #874210, 5.260%, 1/1/25	135,977
108,430	FNMA, Pool #888829, 5.832%, 6/1/37	124,149
170,848	FNMA, Pool #958736, 4.940%, 5/1/19	192,215
300,584	FNMA, Pool #AB1152, 4.000%, 6/1/25	322,034
440,467	FNMA, Pool #AD0101, 4.879%, 7/1/19	496,386
490,733	FNMA, Pool #AD0166, 4.864%, 8/1/19	554,011
186,833	FNMA, Pool #AD0342, 4.637%, 10/1/19	206,790
449,069	FNMA, Pool #AD0786, 4.501%, 1/1/20	497,728
522,641	FNMA, Pool #AD0910, 4.602%, 4/1/20	584,103
96,701	FNMA, Pool #AD1608, 4.000%, 2/1/25	103,421
545,064	FNMA, Pool #AE0209, 4.331%, 6/1/20	603,304
1,453,664	FNMA, Pool #AE0446, 4.087%, 9/1/20	1,590,673
798,506	FNMA, Pool #AE2771, 3.500%, 8/1/26	847,427
583,830	FNMA, Pool #AE8886, 3.500%, 12/1/25	619,492
344,671	FNMA, Pool #AH1519, 3.500%, 12/1/25	365,725

31

Touchstone Total Return Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed
	Obligations — 16.5% (Continued)
$369,873	FNMA, Pool #AH8854, 4.500%, 4/1/41	$401,440
612,187	FNMA, Pool #AI1856, 4.500%, 5/1/41	669,443
333,062	FNMA, Pool #AL0247, 4.000%, 4/1/41	354,902
1,970,948	FNMA, Pool #AM0566, 1.940%, 9/1/19	1,970,741
1,387,774	FNMA, Pool #AT0924, 2.000%, 3/1/28	1,361,520
1,819,159	GNMA, Pool #5276, 3.000%, 1/20/27	1,903,605
2,010,622	GNMA, Pool #710077, 4.700%, 5/20/61	2,186,071
282,635	GNMA, Pool #751408, 4.826%, 6/20/61	315,717
797,002	GNMA, Pool #751409, 4.626%, 7/20/61	867,187
487,077	GNMA, Pool #752631,
	4.500%, 10/20/40	534,156
718,045	GNMA, Pool #756686, 4.697%, 9/20/61	784,101
545,434	GNMA, Pool #757327, 4.295%, 7/20/61	591,055
	Total U.S. Government
	Mortgage-Backed Obligations	$23,337,154

	Agency Collateralized Mortgage
	Obligations — 8.1%
1,000,000	FREMF Mortgage Trust, Ser 2011-K702,
	Class B, 144a, 4.936%, 4/25/44(A)	1,085,645
1,000,000	FREMF Mortgage Trust, Ser 2012-K19,
	Class B, 144a, 4.176%, 5/25/45(A)	1,043,265
1,035,000	FREMF Mortgage Trust, Ser 2012-K710,
	Class B, 144a, 3.949%, 6/25/47(A)	1,084,949
30,560	GNMA, Ser 2009-114, Class A,
	3.103%, 12/16/38	30,797
80,022	GNMA, Ser 2009-27, Class B,
	4.353%, 2/16/41	80,360
65,355	GNMA, Ser 2009-86, Class A,
	3.536%, 9/16/35	66,285
223,604	GNMA, Ser 2010-49, Class A,
	2.870%, 3/16/51	225,609
1,210,306	GNMA, Ser 2011-1, Class B,
	4.344%, 6/16/41(A)	1,245,412
937,449	GNMA, Ser 2011-147, Class A,
	2.174%, 7/16/38	944,546
779,931	GNMA, Ser 2011-31, Class A,
	2.210%, 12/16/35	784,746
251,322	GNMA, Ser 2011-47, Class A,
	2.070%, 4/16/32	251,723
513,749	GNMA, Ser 2012-22, Class AB,
	1.661%, 3/16/33	514,349
2,375,896	GNMA, Ser 2012-53, Class AC,
	2.381%, 12/16/43	2,359,022
1,695,990	GNMA, Ser 2013-40, Class AC,
	1.584%, 1/16/46	1,665,145
	Total Agency Collateralized
	Mortgage Obligations	$11,381,853

	Municipal Bonds — 4.9%

	California — 0.9%
1,331,028	CA State HFA Resiential Mortgage Rev,
	Ser A, 2.900%, 2/1/42	1,315,815

	Florida — 1.0%
1,490,362	FL State HFC Rev, Homeownership
	Mortgage Special Project,
	2.800%, 7/1/41	1,461,881

	Missouri — 1.0%
1,460,000	MO State Housing Development
	Commission, Special
	Homeownership Loan Program, Ser
	C, 2.650%, 11/1/40	1,426,493

	Texas — 1.0%
1,390,000	TX State Dept of Housing, Ser A,
	2.800%, 3/1/36	1,374,029

	Virginia — 1.0%
1,452,171	VA State Housing Development
	Authority, Pass Thru Ser C,
	2.750%, 4/25/42	1,386,040
	Total Municipal Bonds	$6,964,258

	Commercial Mortgage-Backed Securities — 4.8%
1,675,000	Citigroup Commercial Mortgage Trust,
	Ser 2007-C6, Class A4,
	5.898%, 12/10/49(A)	1,850,336
505,000	Citigroup/Deutsche Bank Commercial
	Mortgage Trust, Ser 2006-CD3,
	Class AJ, 5.688%, 10/15/48	488,015
1,190,750	Commercial Mortgage Trust, Ser
	2005-GG5, Class A5,
	5.224%, 4/10/37(A)	1,233,623
1,293,972	GS Mortgage Securities Corp. II, Ser
	2007-GG10, Class A4,
	5.997%, 8/10/45(A)	1,432,897
200,000	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2005-LDP4, Class AM,
	4.999%, 10/15/42(A)	208,844
92,607	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2006-CB17, Class A3,
	5.450%, 12/12/43	92,476
1,400,000	ML-CFC Commercial Mortgage Trust,
	Ser 2006-3, Class AM,
	5.456%, 7/12/46(A)	1,514,967
	Total Commercial
	Mortgage-Backed Securities	$6,821,158

	U.S. Treasury Obligations — 2.1%
2,015,000	U.S. Treasury Strip, Principal,
	0.000%, 5/15/40#	836,938
5,650,000	U.S. Treasury Strip, Principal,
	0.000%, 5/15/43#	2,064,821
	Total U.S. Treasury Obligations	$2,901,759

	U.S. Government Agency Obligations — 1.4%
24,666	FHA USGI, 7.430%, 8/1/23	24,666

32

Touchstone Total Return Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Agency Obligations — 1.4%
	(Continued)
$36,583	Small Business Administration
	Participation Certificates,
	6.150%, 2/1/18	$38,364
104,685	Small Business Administration
	Participation Certificates, Ser
	2001-20K, Class 1, 5.340%, 11/1/21	113,137
1,650,000	Tennessee Valley Authority,
	4.650%, 6/15/35	1,821,065
	Total U.S. Government Agency
	Obligations	$1,997,232

	Sovereign Government Obligations — 1.3%
4,878	Ecuador Government AID Bond,
	7.050%, 5/1/15	5,063
1,505,000	Israel Government AID Bond,
	5.500%, 9/18/33	1,884,612
	Total Sovereign Government
	Obligations	$1,889,675

Shares

	Investment Fund — 1.5%
2,103,604	Touchstone Institutional Money
	Market Fund, 0.01%^∞Ω	2,103,604

	Total Investment Securities —99.3%
	(Cost $138,609,977)	$140,437,074

	Other Assets in Excess of
	Liabilities — 0.7%	1,025,181

	Net Assets — 100.0%	$141,462,255

#	Strip Security - Separate trading of Registered Interest and Principal. Holders of a principal strip security are entitled to the portion of the payment representing principal only

(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2014.

^	Affiliated Fund.

∞	Open-End Fund

Ω	Represents the 7-day SEC yield as of June 30, 2014.

Portfolio Abbreviations:

AID - Agency for International Development

FHA - Federal Housing Administration

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FREMF - Finnish Real Estate Management Federation

GNMA - Government National Mortgage Association

HFA - Housing Finance Authority/Agency

HFC - Housing Finance Corporation

LLC - Limited Liability Company

MTN - Medium Term Note

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities were valued at $9,340,757 or 6.6% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

33

Touchstone Total Return Bond Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$52,720,158	$—	$52,720,158
Asset-Backed Securities	—	30,320,223	—	30,320,223
U.S. Government Mortgage-Backed Obligations	—	23,337,154	—	23,337,154
Agency Collateralized Mortgage Obligations	—	11,381,853	—	11,381,853
Municipal Bonds	—	6,964,258	—	6,964,258
Commercial Mortgage-Backed Securities	—	6,821,158	—	6,821,158
U.S. Treasury Obligations	—	2,901,759	—	2,901,759
U.S. Government Agency Obligations	—	1,997,232	—	1,997,232
Sovereign Government Obligations	—	1,889,675	—	1,889,675
Investment Fund	2,103,604	—	—	2,103,604
				$140,437,074

See accompanying Notes to Portfolios of Investments.

34

Portfolio of Investments

Touchstone Ultra Short Duration Fixed Income Fund – June 30, 2014 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 24.4%

	Financials — 7.8%
$3,750,000	Arden Realty LP, 5.250%, 3/1/15	$3,815,974
3,000,000	Bank of America Corp.,
	5.000%, 1/15/15	3,070,860
700,000	Barclays Bank PLC (United Kingdom),
	5.200%, 7/10/14	700,630
1,247,000	Citigroup, Inc., 5.000%, 9/15/14	1,258,041
4,800,000	Credit Suisse/New York (Switzerland)
	MTN, 0.719%, 5/26/17(A)	4,810,982
5,200,000	Duke Realty LP, 7.375%, 2/15/15	5,413,590
720,000	ERP Operating LP, REIT,
	5.250%, 9/15/14	726,738
370,000	Farmers Insurance Exchange, 144a,
	6.000%, 8/1/14	371,520
5,150,000	Ford Motor Credit Co. LLC,
	1.474%, 5/9/16(A)	5,225,906
6,164,000	Glencore Finance Canada Ltd.
	(Canada), 144a, 2.850%, 11/10/14	6,199,326
625,000	JPMorgan Chase & Co., 4.750%, 3/1/15	642,972
7,200,000	Kayne Anderson MLP Investment Co.,
	1.481%, 8/19/16(A)	7,215,077
555,000	KeyBank NA/Cleveland OH,
	7.413%, 5/6/15	586,434
1,000,000	Mack-Cali Realty LP, REIT,
	5.125%, 1/15/15	1,022,064
4,500,000	Mack-Cali Realty LP, REIT,
	5.800%, 1/15/16	4,793,337
600,000	Mellon Funding Corp.,
	5.000%, 12/1/14	611,338
3,000,000	MetLife Institutional Funding II, 144a,
	0.600%, 1/6/15(A)	3,005,682
1,450,000	Morgan Stanley, 4.200%, 11/20/14	1,471,788
1,000,000	Morgan Stanley MTN, 4.100%, 1/26/15	1,020,663
360,000	Prudential Covered Trust 2012-1, 144a,
	2.997%, 9/30/15	368,756
775,000	SunTrust Bank/Atlanta GA,
	0.535%, 4/1/15(A)	774,827
500,000	UBS AG/Stamford CT (Switzerland),
	3.875%, 1/15/15	509,560
500,000	Vornado Realty LP, 4.250%, 4/1/15	508,530
330,000	Wachovia Corp., 5.250%, 8/1/14	331,252
143,020	WHC-IRS Trust, 6.980%, 5/15/15	146,238
		54,602,085

	Energy — 5.4%
4,300,000	Continental Resources, Inc./OK,
	7.125%, 4/1/21	4,869,750
1,900,000	Enterprise Products Operating LLC,
	5.600%, 10/15/14	1,928,097
4,253,000	Petrobras International Finance Co.
	(Cayman Islands), 2.875%, 2/6/15	4,298,380
4,800,000	Petrohawk Energy Corp.,
	6.250%, 6/1/19	5,184,000
3,176,000	Plains Exploration & Production Co.,
	6.625%, 5/1/21	3,553,150
11,272,000	Southeast Supply Header LLC, 144a,
	4.850%, 8/15/14	11,321,259
6,880,000	Spectra Energy Capital LLC,
	5.668%, 8/15/14	6,925,828
		38,080,464

	Utilities — 3.7%
3,500,000	AGL Capital Corp., 4.950%, 1/15/15	3,578,981
5,000,000	Alliant Energy Corp., 4.000%, 10/15/14	5,054,015
1,100,000	OGE Energy Corp., 5.000%, 11/15/14	1,116,963
3,700,000	Oncor Electric Delivery Co. LLC,
	6.375%, 1/15/15	3,812,465
7,290,000	Scottish Power Ltd. (United Kingdom),
	5.375%, 3/15/15	7,522,478
2,879,000	Trans-Allegheny Interstate Line Co.,
	144a, 4.000%, 1/15/15	2,926,273
1,975,000	Westar Energy, Inc., 6.000%, 7/1/14	1,975,000
		25,986,175

	Health Care — 2.7%
4,800,000	Amgen, Inc., 0.608%, 5/22/17(A)	4,802,717
10,941,000	CareFusion Corp., 5.125%, 8/1/14	10,981,624
3,200,000	Ventas Realty LP, 1.550%, 9/26/16	3,232,566
		19,016,907

	Materials — 2.0%
1,800,000	Bemis Co., Inc., 5.650%, 8/1/14	1,808,093
5,372,000	Glencore Funding LLC, 144a,
	1.700%, 5/27/16	5,420,896
3,300,000	Rio Tinto Finance USA PLC (United
	Kingdom), 1.072%, 6/17/16(A)	3,328,446
1,600,000	Vale Overseas Ltd. (Cayman Islands),
	6.250%, 1/11/16	1,719,339
1,800,000	Yara International ASA (Norway), 144a,
	5.250%, 12/15/14	1,837,593
		14,114,367

	Industrials — 1.2%
393,742	CSX Transportation, Inc.,
	8.375%, 10/15/14	402,514
4,500,000	Dun & Bradstreet Corp. (The),
	3.250%, 12/1/17	4,659,782
2,750,000	Embraer Overseas Ltd. (Cayman
	Islands), 6.375%, 1/24/17	3,018,125
300,000	Equifax, Inc., 4.450%, 12/1/14	304,823
45,009	Petrodrill Five Ltd. ((Virgin Islands),
	4.390%, 4/15/16	46,476
58,345	Petrodrill Four Ltd. (Virgin Islands),
	4.240%, 1/15/16	59,514
		8,491,234

	Consumer Discretionary — 0.6%
4,500,000	Toyota Motor Credit Corp. MTN,
	0.750%, 3/3/17(B)	4,480,956

	Information Technology — 0.5%
3,198,000	Amphenol Corp., 4.750%, 11/15/14	3,247,188

35

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 24.4% (Continued)

	Consumer Staples — 0.4%
$2,500,000	Andrew W Mellon Foundation,
	3.950%, 8/1/14	$2,507,550

	Telecommunication Services — 0.1%
62,500	BellSouth Telecommunications, Inc.,
	6.300%, 12/15/15	63,999
600,000	SBA Tower Trust, 144a,
	4.254%, 4/15/15	616,096
		680,095
	Total Corporate Bonds	$171,207,021

	Asset-Backed Securities — 33.5%
630,000	Ally Auto Receivables Trust, Ser
	2010-5, Class B, 144a,
	2.450%, 6/15/16	634,724
2,681,088	American Credit Acceptance
	Receivables Trust, Ser 2012-3, Class
	A, 144a, 1.640%, 11/15/16	2,686,533
2,664,440	AmeriCredit Automobile Receivables,
	Ser 2010-2, Class D, 6.240%, 6/8/16	2,689,971
933,866	AmeriCredit Automobile Receivables,
	Ser 2010-3, Class C, 3.340%, 4/8/16	942,890
1,550,000	AmeriCredit Automobile Receivables
	Trust, Ser 2010-2, Class E, 144a,
	8.660%, 10/10/17	1,573,527
229,576	AmeriCredit Automobile Receivables
	Trust, Ser 2011-3, Class B,
	2.280%, 6/8/16	230,052
290,527	AmeriCredit Automobile Receivables
	Trust, Ser 2011-4, Class A3,
	1.170%, 5/9/16	290,575
3,000,000	AmeriCredit Automobile Receivables
	Trust, Ser 2011-5, Class C,
	3.440%, 10/8/17	3,082,755
285,000	AmeriCredit Automobile Receivables
	Trust, Ser 2012-1, Class B,
	1.730%, 2/8/17	286,728
1,720,000	AmeriCredit Automobile Receivables
	Trust, Ser 2012-2, Class B,
	1.780%, 3/8/17	1,734,175
546,132	AmeriCredit Automobile Receivables
	Trust, Ser 2012-3, Class A3,
	0.960%, 1/9/17	547,121
1,325,000	AmeriCredit Automobile Receivables
	Trust, Ser 2012-3, Class B,
	1.590%, 7/10/17	1,335,589
580,000	AmeriCredit Automobile Receivables
	Trust, Ser 2012-4, Class A3,
	0.670%, 6/8/17	580,672
1,700,000	AmeriCredit Automobile Receivables
	Trust 2010-4, Ser 2010-4, Class D,
	4.200%, 11/8/16	1,745,567
3,710,000	AmeriCredit Automobile Receivables
	Trust 2011-2, Ser 2011-2, Class C,
	3.190%, 10/12/16	3,744,707
7,000,000	Ammc Vii Ltd., Ser 2006-7A, Class B,
	144a, 0.598%, 12/19/19(A)	6,932,310
1,430,954	Ascentium Equipment Receivables
	LLC, Ser 2012-1A, Class A, 144a,
	1.830%, 9/15/19	1,430,447
5,750,000	Ascentium Equipment Receivables
	LLC, Ser 2014-1A, Class A2, 144a,
	1.040%, 1/10/17	5,751,346
3,593,011	AXIS Equipment Finance Receivables
	II LLC, Ser 2013-1A, Class A, 144a,
	1.750%, 3/20/17	3,594,211
8,639,839	Bayview Financial Acquisition Trust,
	Ser 2004-D, Class M1,
	0.780%, 8/28/44(A)	8,633,722
2,124,525	California Republic Auto Receivables
	Trust, Ser 2012-1, Class A, 144a,
	1.180%, 8/15/17	2,135,233
585,000	Capital Auto Receivables Asset Trust,
	Ser 2013-1, Class A3,
	0.790%, 6/20/17	586,234
118,110	CarMax Auto Owner Trust, Ser 2012-1,
	Class A3, 0.890%, 9/15/16	118,372
7,210,000	CarMax Auto Owner Trust 2010-2, Ser
	2010-2, Class B, 3.960%, 6/15/16	7,220,152
2,356,136	CarNow Auto Receivables Trust, Ser
	2013-1A, Class A, 144a,
	1.160%, 10/16/17	2,357,472
2,513,253	CFC 2012-1 LLC, Ser 2014-1A, Class A,
	144a, 1.460%, 12/17/18	2,513,696
2,046,617	CFC 2013-1 LLC, Ser 2013-1A, Class A,
	144a, 1.650%, 7/17/17	2,053,092
6,280,651	CFC 2013-2 LLC, Ser 2013-2A, Class A,
	144a, 1.750%, 11/15/17	6,301,949
9,793	Citigroup Mortgage Loan Trust, Inc.,
	Ser 2005-WF1, Class A3,
	5.000%, 11/25/34(A)	9,794
143,754	CNH Equipment Trust, Ser 2011-C,
	Class A3, 1.190%, 12/15/16	144,065
77,351	College & University Facility Loan
	Trust, Ser 2 Class D, 4.000%, 6/1/18	78,077
1,631,209	Countrywide Asset-Backed
	Certificates, Ser 2005-6, Class M1,
	0.642%, 12/25/35(A)	1,623,405
394,527	Direct Capital Funding V LLC, Ser
	2013-2, Class A1, 144a,
	0.700%, 9/20/14	394,642
8,808,127	DT Auto Owner Trust, Ser 2013-2A,
	Class A, 144a, 0.810%, 9/15/16	8,814,328
345,509	Entergy Texas Restoration Funding
	LLC, Ser 2009-A, Class A1,
	2.120%, 2/1/16	347,212
4,010,811	Exeter Automobile Receivables Trust,
	Ser 2013-1A, Class A, 144a,
	1.290%, 10/16/17	4,018,681
2,130,639	Exeter Automobile Receivables Trust,
	Ser 2013-2A, Class A, 144a,
	1.490%, 11/15/17	2,139,330

36

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 33.5% (Continued)
$3,800,000	Exeter Automobile Receivables Trust
	2014-2, Ser 2014-2A, Class A, 144a,
	1.060%, 8/15/18	$3,799,555
4,800,000	Fairway Loan Funding Co., Ser
	2006-1A, Class A2L, 144a,
	0.596%, 10/17/18(A)	4,789,478
4,901,783	First Investors Auto Owner Trust, Ser
	2013-3A, Class A2, 144a,
	0.890%, 9/15/17	4,909,856
1,050,000	Ford Credit Auto Owner Trust, Ser
	2010-B, Class B, 2.540%, 2/15/16	1,058,780
430,000	GE Capital Credit Card Master Note
	Trust, Ser 2012-1, Class A,
	1.030%, 1/15/18	431,281
52,177	GE Equipment Small Ticket LLC, Ser
	2011-2A, Class A3, 144a,
	1.370%, 6/22/15	52,237
525,000	Great America Leasing Receivables,
	Ser 2013-1, Class A3, 144a,
	0.780%, 6/15/16	525,914
16,657	Harley-Davidson Motorcycle Trust, Ser
	2011-1, Class A3, 0.960%, 5/16/16	16,661
430,000	Harley-Davidson Motorcycle Trust, Ser
	2011-1, Class A4, 1.310%, 3/15/17	431,752
237,477	Honda Auto Receivables Owner Trust,
	Ser 2011-3, Class A3,
	0.880%, 9/21/15	237,772
5,388,735	Jersey Street CLO Ltd., Ser 2006-1A,
	Class A, 144a, 0.478%, 10/20/18(A)	5,374,115
3,575,584	Madison Avenue Manufactured
	Housing Contract, Ser 2002-A, Class
	M2, 2.402%, 3/25/32(A)	3,573,456
4,351,751	Marriott Vacation Club Owner Trust,
	Ser 2009-2A, Class A, 144a,
	4.809%, 7/20/31	4,436,627
312,273	MMAF Equipment Finance LLC, Ser
	2009-AA, Class A4, 144a,
	3.510%, 1/15/30	318,344
63,917	MMAF Equipment Finance LLC, Ser
	2011-AA, Class A3, 144a,
	1.270%, 9/15/15	63,976
3,456,943	Navitas Equipment Receivables LLC,
	Ser 2013-1, Class A, 144a,
	1.950%, 11/15/16	3,458,167
912,052	RAMP Trust, Ser 2003-RZ3, Class A6,
	3.900%, 3/25/33(B)	931,268
2,612,711	Santander Drive Auto Receivables
	Trust, Ser 2010-2, Class C,
	3.890%, 7/17/17	2,634,093
8,017,079	Santander Drive Auto Receivables
	Trust, Ser 2010-3, Class C,
	3.060%, 11/15/17	8,150,644
785,667	Santander Drive Auto Receivables
	Trust, Ser 2010-B, Class C, 144a,
	3.020%, 10/17/16	787,781
2,755,000	Santander Drive Auto Receivables
	Trust, Ser 2011-1, Class C,
	3.110%, 5/16/16	2,775,833
31,337	Santander Drive Auto Receivables
	Trust, Ser 2011-2, Class B,
	2.660%, 1/15/16	31,366
2,440,366	Santander Drive Auto Receivables
	Trust, Ser 2011-3, Class C,
	3.090%, 5/15/17	2,468,696
369,267	Santander Drive Auto Receivables
	Trust, Ser 2012-2, Class B,
	2.090%, 8/15/16	370,621
727,122	Santander Drive Auto Receivables
	Trust, Ser 2012-3, Class A3,
	1.080%, 4/15/16	727,552
10,535,000	Santander Drive Auto Receivables
	Trust, Ser 2012-6, Class B,
	1.330%, 5/15/17	10,590,972
5,205,000	Santander Drive Auto Receivables
	Trust 2012-3, Ser 2012-3, Class B,
	1.940%, 12/15/16	5,239,811
4,790,000	Santander Drive Auto Receivables
	Trust 2012-4, Ser 2012-4, Class B,
	1.830%, 3/15/17	4,822,716
4,000,000	Santander Drive Auto Receivables
	Trust 2012-5, Ser 2012-5, Class B,
	1.560%, 8/15/18	4,030,144
943,445	Sierra Timeshare Receivables Funding
	LLC, Ser 2011-1A, Class A, 144a,
	3.350%, 4/20/26	970,050
3,128,432	Sierra Timeshare Receivables Funding
	LLC, Ser 2011-2A, Class A, 144a,
	3.260%, 5/20/28	3,199,670
1,785,016	Sierra Timeshare Receivables Funding
	LLC, Ser 2012-1A, Class A, 144a,
	2.840%, 11/20/28	1,822,922
332,686	Sierra Timeshare Receivables Funding
	LLC, Ser 2012-3A, Class A, 144a,
	1.870%, 8/20/29	335,551
3,070,195	Sierra Timeshare Receivables Funding
	LLC, Ser 2013-1A, Class A, 144a,
	1.590%, 11/20/29	3,083,421
1,082,930	SNAAC Auto Receivables Trust, Ser
	2012-1A, Class B, 144a,
	3.110%, 6/15/17	1,086,592
2,150,000	SNAAC Auto Receivables Trust, Ser
	2012-1A, Class C, 144a,
	4.380%, 6/15/17	2,184,398
3,300,000	Tidewater Auto Receivables Trust
	2014-A, Ser 2014-AA, Class A1,
	144a, 0.400%, 6/15/15	3,300,003
2,800,000	Tidewater Auto Receivables Trust
	2014-A, Ser 2014-AA, Class A2,
	144a, 0.960%, 7/15/17	2,799,838

37

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 33.5% (Continued)
$10,605,000	United Auto Credit Securitization
	Trust, Ser 2012-1, Class C, 144a,
	2.520%, 3/15/16	$10,657,951
1,905,859	United Auto Credit Securitization
	Trust, Ser 2013-1, Class A2, 144a,
	0.950%, 9/15/15	1,906,972
2,300,000	United Auto Credit Securitization Trust
	2013-1, Ser 2013-1, Class D, 144a,
	2.900%, 12/15/17	2,320,721
751,283	Volkswagen Auto Lease Trust, Ser
	2012-A, Class A3, 0.870%, 7/20/15	752,053
488,470	Volkswagen Auto Loan Enhanced
	Trust, Ser 2012-1, Class A3,
	0.850%, 8/22/16	489,565
350,000	Volvo Financial Equipment LLC, Ser
	2012-1A, Class A4, 144a,
	1.090%, 8/15/17	351,102
4,378,888	Welk Resorts LLC, Ser 2013-AA, Class
	A, 144a, 3.100%, 3/15/29	4,425,133
2,890,287	Westgate Resorts LLC, Ser 2012-2A,
	Class A, 144a, 3.000%, 1/20/25	2,911,098
2,456,181	Westgate Resorts LLC, Ser 2012-3A,
	Class A, 144a, 2.500%, 3/20/25	2,467,725
4,481,224	Westgate Resorts LLC, Ser 2012-3A,
	Class B, 144a, 4.500%, 3/20/25	4,558,301
5,925,230	Westgate Resorts LLC, Ser 2013-1A,
	Class A, 144a, 2.250%, 8/20/25	5,932,933
1,067,569	Westlake Automobile Receivables
	Trust, Ser 2012-1A, Class A2, 144a,
	1.030%, 3/15/16	1,067,983
6,488,593	Westlake Automobile Receivables
	Trust, Ser 2013-1A, Class A2, 144a,
	1.120%, 1/15/18	6,506,352
5,712,537	Westlake Automobile Receivables
	Trust 2014-1, Ser 2014-1A, Class A1,
	144a, 0.350%, 6/15/15	5,712,543
	Total Asset-Backed Securities	$235,185,701

	Commercial Mortgage-Backed Securities — 15.6%
1,136,045	Banc of America Commercial
	Mortgage Trust, Ser 2007-1, Class
	A3, 5.449%, 1/15/49	1,136,356
1,623,261	Banc of America Commercial
	Mortgage Trust, Ser 2007-2, Class
	A2, 5.634%, 4/10/49(A)	1,627,338
3,133,000	Banc of America Merrill Lynch
	Commercial Mortgage Securities
	Trust, Ser 2012-CLRN, Class B, 144a,
	1.752%, 8/15/29(A)	3,135,096
2,367,000	Banc of America Merrill Lynch
	Commercial Mortgage Securities
	Trust, Ser 2012-CLRN, Class C, 144a,
	2.252%, 8/15/29(A)	2,369,374
7,099,957	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2004-2, Class F, 144a,
	4.992%, 11/10/38(A)	7,372,084
146,391	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2005-1, Class A4,
	5.347%, 11/10/42(A)	147,214
31,248	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2005-3, Class ASB, 4.589%, 7/10/43	31,280
540,178	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2005-4, Class ASB, 4.867%, 7/10/45	542,757
38,861	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2006-4, Class A4, 5.634%, 7/10/46	41,714
4,731,433	Bear Stearns Commercial Mortgage
	Securities, Ser 2005-PWR8, Class A4,
	4.674%, 6/11/41††	4,851,895
1,399,083	Bear Stearns Commercial Mortgage
	Securities Trust, Ser 2007-T28, Class
	AAB, 5.746%, 9/11/42††	1,426,653
1,015,439	COMM 2006-FL12 Mortgage Trust, Ser
	2006-FL12, Class AJ, 144a,
	0.281%, 12/15/20(A)	1,012,075
6,693,000	COMM Mortgage Trust, Ser
	2014-SAVA, Class A, 144a,
	1.300%, 6/15/34(A)	6,693,000
3,811,047	Commercial Mortgage Pass Through
	Certificates, Ser 2012-FL2, Class A,
	144a, 2.282%, 9/17/29(A)	3,847,164
4,100,000	Commercial Mortgage Trust, Ser
	2005-GG3, Class A4,
	4.799%, 8/10/42(A)	4,136,076
9,821	Commercial Mortgage Trust, Ser
	2007-C2, Class A2,
	5.448%, 1/15/49(A)	9,788
5,450,000	Credit Suisse First Boston Mortgage
	Securities Corp., Ser 2005-C2, Class
	A4, 4.832%, 4/15/37	5,567,464
1,490,284	Credit Suisse Mortgage Capital
	Certificates, Ser 2006-TF2A, Class
	A2, 144a, 0.322%, 10/15/21(A)	1,487,419
119,247	DBRR Trust, Ser 2012-EZ1, Class A,
	144a, 0.946%, 9/25/45	119,277
1,852,432	DBUBS Mortgage Trust, Ser
	2011-LC2A, Class A1FL, 144a,
	1.502%, 7/12/44(A)	1,896,353
315,631	DBUBS Mortgage Trust, Ser
	2011-LC3A, Class A1,
	2.238%, 8/10/44	319,436
75,168	FDIC Structured Sale Guaranteed
	Notes, Ser 2010-C1, Class A, 144a,
	2.980%, 12/6/20	78,063
3,967,149	First Union Commercial Mortgage
	Trust, Ser 1999-C1, Class F, 144a,
	5.350%, 10/15/35	4,030,473

38

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Commercial Mortgage-Backed Securities — 15.6%
	(Continued)
$7,172,000	GE Capital Commercial Mortgage
	Corp., Ser 2004-C1, Class H, 144a,
	5.496%, 11/10/38(A)	$7,233,113
3,140,000	GE Capital Commercial Mortgage
	Corp., Ser 2005-C2, Class C,
	5.133%, 5/10/43(A)	3,223,307
73,523	GMAC Commercial Mortgage
	Securities, Inc., Ser 2004-C3, Class
	A4, 4.547%, 12/10/41	73,545
6,621,084	JP Morgan Chase Commercial
	Mortgage Securities Trust, Ser
	2005-CB11, Class A4,
	5.335%, 8/12/37(A)	6,750,672
1,800,000	JP Morgan Chase Commercial
	Mortgage Securities Trust, Ser
	2005-CB11, Class AJ,
	5.567%, 8/12/37(A)	1,858,682
832,436	JP Morgan Chase Commercial
	Mortgage Securities Trust, Ser
	2005-CB12, Class A3A2,
	4.928%, 9/12/37	832,316
4,697,612	JP Morgan Chase Commercial
	Mortgage Securities Trust, Ser
	2005-LDP1, Class A4,
	5.038%, 3/15/46(A)	4,733,328
128,586	JP Morgan Chase Commercial
	Mortgage Securities Trust, Ser
	2005-LDP2, Class A3A,
	4.678%, 7/15/42	129,332
935,647	JP Morgan Chase Commercial
	Mortgage Securities Trust, Ser
	2007-CB19, Class A3,
	5.892%, 2/12/49(A)	944,653
3,050,000	JP Morgan Chase Commercial
	Mortgage Securities Trust
	2014-FBLU, Ser 2014-FBLU, Class B,
	144a, 1.652%, 12/15/28(A)	3,063,304
49,125	LB-UBS Commercial Mortgage Trust,
	Ser 2005-C7, Class AAB,
	5.170%, 11/15/30††	49,132
171,130	Merrill Lynch Mortgage Investors
	Trust, Ser 1998-C1, Class A3,
	6.720%, 11/15/26(A)	181,307
891,630	Merrill Lynch Mortgage Trust, Ser
	2005-CIP1, Class ASB,
	5.047%, 7/12/38(A)	901,716
9,555,000	Merrill Lynch Mortgage Trust, Ser
	2005-MCP1, Class A4,
	4.747%, 6/12/43(A)	9,779,208
3,800,000	Morgan Stanley Capital I Trust, Ser
	2004-IQ8, Class C,
	5.300%, 6/15/40(A)	3,816,462
2,366,390	Morgan Stanley Capital I Trust, Ser
	2007-HQ12, Class A2,
	5.924%, 4/12/49(A)	2,367,001
4,778,955	PFP III 2014-1 Ltd., Ser 2014-1, Class A,
	144a, 1.322%, 6/14/31(A)	4,789,822
411,141	Wachovia Bank Commercial Mortgage
	Trust, Ser 2005-C20, Class A7,
	5.118%, 7/15/42(A)	424,821
1,631,879	Wachovia Bank Commercial Mortgage
	Trust, Ser 2007-C30, Class A3,
	5.246%, 12/15/43	1,634,489
5,000,000	Wells Fargo Commercial Mortgage
	Trust, Ser 2014-TISH, Class B, 144a,
	1.502%, 2/15/27(A)	5,007,855
	Total Commercial
	Mortgage-Backed Securities	$109,672,414

	U.S. Government Mortgage-Backed
	Obligations — 7.6%
322,908	FHLMC, Pool #1B1580,
	2.533%, 3/1/34(A)	336,862
236,089	FHLMC, Pool #1B2629,
	2.375%, 11/1/34(A)	250,821
804,726	FHLMC, Pool #1B7189,
	3.119%, 3/1/36(A)	876,376
252,694	FHLMC, Pool #1G1471,
	2.280%, 1/1/37(A)	267,867
1,167,415	FHLMC, Pool #1H1354,
	2.375%, 11/1/36(A)	1,245,684
163,114	FHLMC, Pool #1H2524,
	2.375%, 8/1/35(A)	174,159
599,816	FHLMC, Pool #1J1813,
	2.633%, 8/1/37(A)	641,383
607,215	FHLMC, Pool #1K1238,
	2.375%, 7/1/36(A)	647,640
335,005	FHLMC, Pool #1L0087,
	2.375%, 6/1/35(A)	356,982
597,491	FHLMC, Pool #1L0147,
	2.415%, 7/1/35(A)	637,532
424,895	FHLMC, Pool #1L1288,
	2.375%, 5/1/36(A)	452,590
412,364	FHLMC, Pool #1Q0080,
	2.312%, 1/1/36(A)	437,590
777,274	FHLMC, Pool #1Q0119,
	2.533%, 9/1/36(A)	831,651
1,601,793	FHLMC, Pool #1Q0187,
	2.416%, 12/1/36(A)	1,707,812
863,121	FHLMC, Pool #1Q0339,
	2.534%, 4/1/37(A)	923,351
292,383	FHLMC, Pool #1Q0669,
	2.364%, 11/1/37(A)	310,988
1,064,270	FHLMC, Pool #1Q1303,
	2.375%, 11/1/36(A)	1,134,341
1,296,386	FHLMC, Pool #781515,
	2.375%, 4/1/34(A)	1,378,082
453,290	FHLMC, Pool #782760,
	2.375%, 11/1/36(A)	483,228

39

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed
	Obligations — 7.6% (Continued)
$413,976	FHLMC, Pool #847795,
	2.403%, 4/1/35(A)	$438,267
293,987	FHLMC, Pool #848088,
	2.370%, 4/1/35(A)	313,976
1,066,752	FHLMC, Pool #848539,
	4.563%, 4/1/37(A)	1,112,226
2,346,548	FHLMC, Pool #848583,
	2.419%, 1/1/36(A)	2,505,074
33,973	FHLMC, Pool #A92646, 5.500%, 6/1/40	38,507
34,797	FHLMC, Pool #C03505, 5.500%, 6/1/40	38,867
76,391	FHLMC, Pool #C66916, 7.000%, 5/1/32	86,485
25,170	FHLMC, Pool #D94598, 6.500%, 4/1/21	28,362
118,847	FHLMC, Pool #G01840, 5.000%, 7/1/35	131,993
15,338	FHLMC, Pool #G11072,
	7.500%, 12/1/15	15,715
1,864,912	FHLMC, Pool #G11769,
	5.000%, 10/1/20	2,014,443
1,187,445	FHLMC, Pool #G11773,
	5.000%, 10/1/20	1,282,656
30,346	FHLMC, Pool #G30085,
	7.500%, 10/1/17	32,171
607,354	FHLMC, Pool #J10895,
	4.000%, 10/1/19	644,779
364,627	FNMA, Pool #254868, 5.000%, 9/1/33	407,084
177,500	FNMA, Pool #256272, 5.500%, 6/1/26	199,578
290,214	FNMA, Pool #256852, 6.000%, 8/1/27	328,418
56,266	FNMA, Pool #323832, 7.500%, 7/1/29	65,991
4,150	FNMA, Pool #334593, 7.000%, 5/1/24	4,585
784	FNMA, Pool #519992, 7.000%, 10/1/14	786
1,731	FNMA, Pool #534851, 7.500%, 4/1/15	1,740
2,411	FNMA, Pool #535219, 7.500%, 3/1/15	2,436
356,600	FNMA, Pool #555380,
	2.254%, 4/1/33(A)	379,025
21,719	FNMA, Pool #555646, 7.500%, 9/1/16	21,888
109,063	FNMA, Pool #665773, 7.500%, 6/1/31	121,767
384,229	FNMA, Pool #679742,
	2.719%, 1/1/40(A)	390,012
94,232	FNMA, Pool #681842,
	2.250%, 2/1/33(A)	95,310
366,052	FNMA, Pool #681898,
	2.250%, 4/1/33(A)	390,672
350,518	FNMA, Pool #725245,
	2.280%, 2/1/34(A)	373,652
401,906	FNMA, Pool #725424, 5.500%, 4/1/34	451,848
2,054,960	FNMA, Pool #725490,
	2.164%, 4/1/34(A)	2,181,028
732,647	FNMA, Pool #735439, 6.000%, 9/1/19	772,068
215,563	FNMA, Pool #735539,
	2.341%, 4/1/35(A)	229,010
142,221	FNMA, Pool #743207,
	2.174%, 10/1/33(A)	151,159
114,974	FNMA, Pool #745467,
	2.520%, 4/1/36(A)	122,498
199,380	FNMA, Pool #745790,
	2.194%, 8/1/36(A)	212,302
1,352,722	FNMA, Pool #761411, 4.500%, 5/1/19	1,439,353
232,668	FNMA, Pool #784365,
	1.925%, 5/1/34(A)	244,642
368,600	FNMA, Pool #791978,
	1.892%, 9/1/34(A)	386,983
186,768	FNMA, Pool #804001,
	2.310%, 10/1/34(A)	189,008
132,216	FNMA, Pool #809897,
	2.253%, 3/1/35(A)	141,794
716,517	FNMA, Pool #810896,
	1.899%, 1/1/35(A)	754,961
337,992	FNMA, Pool #813170,
	2.233%, 1/1/35(A)	361,011
593,315	FNMA, Pool #813714,
	2.082%, 1/1/35(A)	627,500
2,945,771	FNMA, Pool #813844,
	1.915%, 1/1/35(A)	3,115,922
398,772	FNMA, Pool #820364,
	1.633%, 4/1/35(A)	420,545
1,271,856	FNMA, Pool #827787,
	1.925%, 5/1/35(A)	1,357,605
157,623	FNMA, Pool #828480,
	2.447%, 6/1/35(A)	168,357
389,323	FNMA, Pool #839239,
	2.385%, 9/1/35(A)	411,740
225,579	FNMA, Pool #888179,
	2.457%, 2/1/37(A)	241,008
123,159	FNMA, Pool #888548,
	2.353%, 5/1/35(A)	131,596
263,897	FNMA, Pool #889060, 6.000%, 1/1/38	298,094
253,789	FNMA, Pool #889061, 6.000%, 1/1/38	289,829
15,876	FNMA, Pool #889382, 5.500%, 4/1/38	18,024
791,029	FNMA, Pool #922674,
	2.523%, 4/1/36(A)	840,516
908,352	FNMA, Pool #931676, 5.500%, 1/1/19	965,013
254,697	FNMA, Pool #950385,
	1.327%, 8/1/37(A)	276,066
172,342	FNMA, Pool #960376, 5.500%, 12/1/37	192,814
233,143	FNMA, Pool #995284, 5.500%, 3/1/20	247,610
1,465,324	FNMA, Pool #AA1150, 4.000%, 4/1/23	1,558,524
18,915	FNMA, Pool #AD0941, 5.500%, 4/1/40	21,606
178,445	FNMA, Pool #AE0363, 5.000%, 7/1/37	198,838
1,137,827	FNMA, Pool #AE0727, 4.000%, 10/1/20	1,209,399
284,672	FNMA, Pool #AE5441, 5.000%, 10/1/40	316,865
398,264	FNMA, Pool #AI6588, 4.000%, 7/1/26	426,707
379,375	FNMA, Pool #AI8506, 4.000%, 8/1/26	406,474
372,359	FNMA, Pool #AL0211, 5.000%, 4/1/41	414,759
82,410	FNMA, Pool #AL0302, 5.000%, 4/1/24	89,680
2,029,187	FNMA, Pool #AL0478,
	2.415%, 4/1/36(A)	2,159,660
677,699	FNMA, Pool #AL0543, 5.000%, 7/1/41	756,232
389,574	FNMA, Pool #AL1105, 4.500%, 12/1/40	423,912
252,843	FNMA, Pool #AL2591, 5.500%, 5/1/38	274,673
500,976	FNMA, Pool #MA0641, 4.000%, 2/1/31	538,933
486,344	FNMA, Pool #MA0667, 4.000%, 3/1/31	523,263

40

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed
	Obligations — 7.6% (Continued)
$21	GNMA, Pool #2802, 5.500%, 7/20/14	$21
29,012	GNMA, Pool #344233, 8.000%, 2/15/23	32,227
79,425	GNMA, Pool #345123,
	8.000%, 12/15/23	88,761
9,614	GNMA, Pool #569337, 6.500%, 4/15/22	10,923
30,642	GNMA, Pool #578189, 6.000%, 2/15/32	34,472
29,172	GNMA, Pool #780322,
	8.000%, 11/15/22	33,611
6,024	GNMA, Pool #780327,
	8.000%, 11/15/17	6,489
851,420	GNMA, Pool #80826,
	1.625%, 2/20/34(A)	881,317
490,990	GNMA, Pool #80889,
	1.625%, 4/20/34(A)	509,786
757,948	GNMA, Pool #81016,
	1.625%, 8/20/34(A)	787,749
15,804	GNMA, Pool #814, 8.000%, 8/20/17	16,652
5,503	GNMA, Pool #8426,
	3.000%, 11/20/18(A)	5,726
137,321	GNMA, Pool #894160,
	2.013%, 6/20/61(A)	145,522
	Total U.S. Government
	Mortgage-Backed Obligations	$53,674,089

	Municipal Bonds — 4.3%

	California — 0.0%
180,000	Southern California Public Power
	Authority, Rev, 3.326%, 7/1/14	179,999

	Connecticut — 0.1%
425,000	State of Connecticut, Ser A, UTGO,
	0.980%, 5/15/18(A)	434,439

	Florida — 0.2%
1,700,000	Citizens Property Insurance Corp., Pers
	&Coml Lines, 1.310%, 6/1/15(A)	1,713,770

	Indiana — 0.3%
2,330,000	IN St Bond Bank Rev, Sch Severance
	Funding, 0.489%, 1/15/15	2,330,116

	Louisiana — 0.1%
390,826	LA St Local Govt Envrnm Facs &
	Cmnty Dev Auth, Tranches A-1, A-2,
	1.520%, 2/1/18	393,624

	Massachusetts — 0.2%
1,000,000	MA St Dev Fin Agy R, Waste
	Management Inc Proj Ser B, 2.125%,
	12/1/29(A)	1,020,680

	New Jersey — 0.6%
2,100,000	NJ St Econ Dev Auth Rev, Sch Facs
	Constr, Ser E, 1.760%, 2/1/16(A)	2,128,014
2,000,000	NJ St Econ Dev Auth Rev, Sch Facs
	Constr, Ser OO, 0.857%, 3/1/15	2,004,500
		4,132,514

	New Mexico — 0.0%
215,000	NM St Edl Assistan, Libor Fltg Ser A 2,
	0.877%, 12/1/28(A)	215,166

	New York — 0.6%
4,350,000	Brookhaven NY Indl Dev Agy, Variable
	Intercounty Asso, (LOC: Capital One
	NA), 0.380%, 1/1/25(A)	4,350,000

	Ohio — 0.6%
885,000	Akron OH COP, Muni Baseball
	Stadium, 1.300%, 12/1/15	885,858
1,540,000	Akron OH COP, Muni Baseball
	Stadium, 1.750%, 12/1/16	1,537,274
500,000	American Muni Pwr-Ohio, Inc. OH,
	Hydroelec Projs Ser A, 3.944%,
	2/15/15	509,709
1,240,000	Medina Co OH IDR, Mack Inds Proj,
	(LOC: JP Morgan Chase Bank NA),
	0.200%, 7/1/16(A)	1,240,000
		4,172,841

	Pennsylvania — 0.4%
2,500,000	PA St Econ Dev Fing, Waste Mgmt Proj,
	1.750%, 12/1/33(A)	2,548,500

	Texas — 1.2%
5,500,000	Mission TX Econ Dev Corp., Waste
	Mgmt Inc Proj, 1.500%, 8/1/20(A)	5,504,510
625,000	TX St, AMT College Student Ln B,
	UTGO, 5.000%, 8/1/14	627,538
1,000,000	TX St Muni Gas Acquisition, 5.000%,
	12/15/14	1,016,400
1,500,000	TX St Muni Gas Acquisition, 5.000%,
	12/15/15	1,575,450
		8,723,898
	Total Municipal Bonds	$30,215,547

	Agency Collateralized Mortgage
	Obligations — 1.9%
99,217	FHLMC REMIC, Ser 2510 Class TA,
	4.000%, 6/15/32	103,956
815,512	FHLMC REMIC, Ser 2770 Class FH,
	0.552%, 3/15/34(A)	817,077
239,336	FHLMC REMIC, Ser 2778 Class BR,
	5.000%, 6/15/33	241,642
437,405	FHLMC REMIC, Ser 3414 Class MB,
	4.250%, 12/15/19	459,075
89,170,744	FHLMC REMIC, Ser K003 Class AX1,
	0.628%, 5/25/19(A)	1,874,993
74,261	FNMA, 5.000%, 5/1/35	82,655
1,199,447	FNMA REMIC, Ser 2003-106, Class WE,
	4.500%, 11/25/22	1,217,339
516,629	FNMA REMIC, Ser 2003-119, Class PU,
	4.000%, 11/25/33	534,648
45,179	FNMA REMIC, Ser 2003-19, Class ME,
	4.000%, 1/25/33	46,038

41

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Agency Collateralized Mortgage
	Obligations — 1.9% (Continued)
$162,870	FNMA REMIC, Ser 2003-33, Class AM,
	4.250%, 5/25/33	$175,021
152,464	FNMA REMIC, Ser 2003-42, Class CA,
	4.000%, 5/25/33	159,347
19,729	FNMA REMIC, Ser 2003-66, Class AP,
	3.500%, 11/25/32	20,120
709,731	FNMA REMIC, Ser 2003-81, Class FE,
	0.652%, 9/25/33(A)	714,101
452,884	FNMA REMIC, Ser 2008-35, Class IO,
	4.500%, 4/25/23(C)	24,361
601,386	FNMA REMIC, Ser 2009-80, Class EJ,
	4.500%, 3/25/27	609,250
395,073	FNMA REMIC, Ser 2010-13, Class WD,
	4.250%, 3/25/25	417,350
268,466	FNMA REMIC, Ser 2010-54, Class NA,
	4.500%, 10/25/39	284,243
430,993	FNMA REMIC, Ser 2011-52, Class AH,
	2.750%, 10/25/18	442,374
688,343	FNMA REMIC, Ser 2012-102, Class NA,
	1.500%, 9/25/27	668,155
142,031	FNMA REMIC Trust, Ser 2001-W4, Class
	AF5, 6.114%, 2/25/32(B)	161,868
247,783	GNMA, Ser 2002-72, Class AB,
	4.500%, 10/20/32	267,900
362,557	GNMA, Ser 2011-161, Class A,
	1.738%, 1/16/34	363,667
258,294	GNMA, Ser 2011-57, Class BA,
	3.000%, 5/20/40	267,459
571,455	GNMA, Ser 2011-78, Class AB,
	2.450%, 2/16/39	578,903
13,656,197	GNMA, Ser 2011-78, Class IX,
	1.086%, 8/16/46(A)(C)	784,426
326,189	GNMA, Ser 2012-27, Class A,
	1.614%, 7/16/39	322,019
31,867,380	GNMA, Ser 2013-121, Class KX,
	0.842%, 10/16/44(A)	1,386,868
	Total Agency Collateralized
	Mortgage Obligations	$13,024,855

	Non-Agency Collateralized Mortgage
	Obligations — 1.4%
664,782	Bear Stearns ARM Trust, Ser 2004-1,
	Class 13A3, 2.754%, 4/25/34(A)††	662,701
410,397	Bear Stearns Asset Backed Securities
	Trust, Ser 2003-AC7, Class A2,
	5.750%, 1/25/34(B)††	428,084
175,851	Community Program Loan Trust, Ser
	1987-A, Class A5, 4.500%, 4/1/29	177,503
178,223	FDIC Structured Sale Guaranteed
	Notes, Ser 2010-S3, Class A, 144a,
	2.740%, 12/3/20	182,263
326,714	JP Morgan Mortgage Trust, Ser
	2006-A4, Class 2A2,
	2.350%, 6/25/36(A)	297,093
26,774	Merrill Lynch Mortgage Investors
	Trust, Ser 2003-A1, Class 2A,
	2.159%, 12/25/32(A)	27,668
538,610	Merrill Lynch Mortgage Investors
	Trust, Ser 2004-1, Class 1A,
	2.132%, 12/25/34(A)	537,952
263,407	RALI Trust, Ser 2003-QS10, Class A7,
	5.500%, 5/25/33	272,179
1,357,336	RFMSI Trust, Ser 2007-SA1, Class 1A1,
	3.034%, 2/25/37(A)	1,183,741
2,525,733	Springleaf Mortgage Loan Trust, Ser
	2012-2A, Class A, 144a,
	2.220%, 10/25/57(A)	2,557,875
2,407,756	Springleaf Mortgage Loan Trust, Ser
	2012-3A, Class A, 144a,
	1.570%, 12/25/59(A)	2,406,446
331,832	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2003-G, Class
	A1, 2.490%, 6/25/33(A)	338,773
895,356	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2003-M, Class
	A1, 2.619%, 12/25/33(A)	902,705
	Total Non-Agency Collateralized
	Mortgage Obligations	$9,974,983

	Commercial Paper — 5.0%
5,000,000	American Water Capital Corp.	4,999,358
10,000,000	Kroger Co. 0.000% Due 07-7-14	9,999,611
10,000,000	MDU Resources Group, Inc.	9,999,922
10,000,000	Noble Corp.	9,998,155
	Total Commercial Paper	$34,997,046

	U.S. Government Agency Obligations — 0.7%
955,000	Government Trust Certificate,
	0.000%, 5/15/15#	946,239
583,000	Government Trust Certificate,
	0.000%, 10/1/16#	566,481
1,010,000	Overseas Private Investment Corp.,
	0.000%, 4/30/15#	1,023,393
1,925,000	Overseas Private Investment Corp.,
	0.200%, 3/15/17(A)	1,925,000
70,276	Small Business Administration
	Participation Certificates, Ser
	2002-20A, Class 1, 6.140%, 1/1/22	76,314
85,027	Small Business Administration
	Participation Certificates, Ser
	2003-20E, Class 1, 4.640%, 5/1/23	91,359
51,087	Small Business Administration Pools,
	507442, 3.625%, 5/25/16(A)	51,481
284,291	Small Business Administration Pools,
	507682, 0.650%, 1/25/26(A)	284,515
234,018	Small Business Administration Pools,
	508374, 0.750%, 4/25/28(A)	234,896

42

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Agency Obligations — 0.7%
	(Continued)
$34,833	United States Small Business Adminis-
	tration, Ser 2005-P10A, Class 1,
	4.638%, 2/10/15	$35,498
	Total U.S. Government Agency
	Obligations	$5,235,176

Shares

	Investment Fund — 6.8%
47,751,062	Touchstone Institutional Money
	Market Fund, 0.01%^∞Ω	47,751,062

	Total Investment Securities —101.2%
	(Cost $711,410,850)	$710,937,894

	Liabilities in Excess of
	Other Assets — (1.2%)	(8,665,295)

	Net Assets — 100.0%	$702,272,599

(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2014.

(B)	Step Bond - A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect at June 30, 2014.

(C)	Interest rate security. This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.

^	Affiliated Fund.

††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.

∞	Open-End Fund

Ω	Represents the 7-day SEC yield as of June 30, 2014.

Portfolio Abbreviations:

AMT - Alternative Minimum Tax

ARM - Adjustable Rate Mortgage

COP - Certificate of Participation

CLO - Collateralized Loan Obligations

FDIC - Federal Deposit Insurance Corporation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LLC - Limited Liability Company

LOC - Letter of Credit

LP - Limited Partnership

MLP - Master Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REMIC - Real Estate Mortgage Investment Conduit

UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30,2014, these securities were valued at $238,797,287or 34.0% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

43

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$171,207,021	$—	$171,207,021
Asset-Backed Securities	—	235,185,701	—	235,185,701
Commercial Mortgage-Backed Securities	—	109,672,414	—	109,672,414
U.S. Government Mortgage-Backed Obligations	—	53,674,089	—	53,674,089
Municipal Bonds	—	30,215,547	—	30,215,547
Agency Collateralized Mortgage Obligations	—	13,024,855	—	13,024,855
Non-Agency Collateralized Mortgage Obligations	—	9,974,983	—	9,974,983
Commercial Paper	—	34,997,046	—	34,997,046
U.S. Government Agency Obligations	—	5,235,176	—	5,235,176
Investment Fund	47,751,062	—	—	47,751,062
				$710,937,894

See accompanying Notes to Portfolios of Investments.

44

Notes to Portfolios of Investments

June 30, 2014 (Unaudited)

Security valuation and fair value measurements— All investments in securities are recorded at their estimated fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. Generally accepted accounting principles in the United States (“U.S. GAAP”) establish a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of June 30, 2014, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, security type or sector allocation. The Funds did not hold any Level 3 categorized securities during the period ended June 30, 2014.

All transfers in and out of the levels are recognized at the value at the end of the period. During the period ended June 30, 2014, there were no transfers between Levels 1, 2 and 3 for all Funds.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last bid price, and to the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Securities not traded on a particular day, or for which the last bid price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Debt securities for which market quotations are readily available are valued at their most recent evaluated bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Debt securities for which market quotations are not readily available are valued at their most recent evaluated bid by an independent pricing service using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Securities for which market quotations, the NOCP, or other observable inputs are not readily available are fair valued as determined by or under the direction of the Board of Trustees (the “Board”) and are categorized in Level 3. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1. The prices for foreign securities are reported in local currency and translated into U.S. dollars using currency exchange rates.

45

Notes to Portfolios of Investments (Unaudited) (Continued)

Level 2 Valuation— Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV.

Level 3 Valuation— Securities held by the Funds that do not have readily available market quotations significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their fair value using procedures approved by the Funds’ Board.

The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Investment Companies— Certain Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value.The risks of investment in other investment companies typically reflect the risks of the types of securities in which investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.

Securities sold short— The Funds periodically engage in selling securities short, which obligates a Fund to replace a security borrowed by purchasing the same security at the current market value. A Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund would realize a gain if the price of the security declines between those dates. As of June 30, 2014, the Arbitrage Fund and Merger Arbitrage Fund held securities sold short with a fair value of $77,670,599 and $190,592,284, respectively, and had cash collateral of $72,764,189 and $163,327,511, respectively, for both securities sold short and written options.

Options — The Funds may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Funds intend to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Funds’ option strategy primarily focuses on the use of writing call options on equity indexes. When the Funds write or purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or

46

Notes to Portfolios of Investments (Unaudited) (Continued)

purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or loss on investment transactions. The Funds, as writers of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option. The Funds, as purchasers of an option, bear the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price. As of June 30, 2014, the Arbitrage Fund and Merger Arbitrage Fund held written options with a fair value of $55,460 and $177,789, respectively, and had securities with a fair value of $64,199,304 and $189,359,977 held as collateral and had cash collateral of $72,764,189 and $163,327,511, respectively, for both securities sold short and written options. The Arbitrage Fund and Merger Arbitrage Fund also held purchased options with a fair value of $29,175 and $75,186, respectively, as of June 30, 2014.

Foreign currency translation— The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1) market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investment in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Forward foreign currency contracts— A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the period ended June 30, 2014, the Arbitrage Fund, International Fixed Income Fund and the Merger Arbitrage Fund used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and adjust exposure to foreign currencies.

47

Notes to Portfolios of Investments (Unaudited) (Continued)

Derivative instruments and hedging activities — The following table sets forth the fair value of the Funds’ derivative financial instruments by primary risk exposure as of June 30, 2014:

	Fair Value of Derivative Investments
	As of June 30, 2014
	Derivatives not accounted for as hedging	Asset	Liability
Fund	instruments under ASC 815	Derivatives	Derivatives
Arbitrage Fund	Forward-Foreign Currency Exchange Contracts	$—	$116,726
	Purchased Options-Equity Contracts	29,175	—
	Written Options-Equity Contracts	—	55,460
International Fixed Income Fund	Forward-Foreign Currency Exchange Contracts	207,007	174,755
Merger Arbitrage Fund	Forward-Foreign Currency Exchange Contracts	—	277,768
	Purchased Options-Equity Contracts	75,186	—
	Written Options-Equity Contracts	—	177,789
Small Cap Core Fund	Warrants-Equity Contracts	203,182	—

For the period ended June 30, 2014, the average quarterly balance of outstanding derivative financial instruments were as follows:

		International	Merger	Small
	Arbitrage	Fixed Income	Arbitrage	Cap Core
Fund	Fund	Fund	Fund	Fund
Equity contracts:
Purchased Options - Average number of contracts	718	—	2,339	—
Written Options - Average number of contracts	428	—	2,264	—
Warrants - Average number of contracts	—	—	—	69,345
Foreign currency exchange contracts:
Average number of contracts	7	18	7	—
Average U.S. dollar amount purchased	$6,168,314	$15,173,623	$28,979,596	$—
Average U.S. dollar amount sold	$408,851	$11,919,814	$2,329,546	$—

Portfolio securities loaned— Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle. The approved investment vehicle is subject to market risk.

As of June 30, 2014, the following Funds loaned securities and received collateral as follows:

	Market Value of	Market Value of
	Securities	Collateral
Fund	Loaned	Received
Emerging Markets Equity Fund	$7,624,410	$7,894,426
Global Real Estate Fund	741,734	771,094
Mid Cap Fund	35,123,403	35,630,354
Mid Cap Value Fund	10,903,906	11,172,846
Sands Capital Select Growth Fund	158,150,408	163,040,524
Small Cap Core Fund	119,645,745	121,995,741
Small Cap Value Fund	4,868,527	4,915,468

48

Notes to Portfolios of Investments (Unaudited) (Continued)

All cash collateral is received, held and administered by the Funds’ custodian for the benefit of the lending Fund in it’s applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on trading volumes, float, short-term interest rates and market liquidity. A lending Fund retains the interest or dividends on the investment of any cash received as collateral.The lending Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the lending Fund. The lending Fund has the right under the lending agreement to recover the securities from the borrower on demand.

When-issued or delayed delivery transactions— Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of a price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information— As of June 30, 2014, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

				Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Arbitrage Fund	$243,883,069	$7,614,124	$(2,350,380)	$5,263,744
Emerging Markets Equity Fund	351,048,130	39,208,188	(11,848,931)	27,359,257
Global Real Estate Fund	14,819,911	982,012	(355,240)	626,772
International Fixed Income Fund	36,771,445	1,158,965	(260,310)	898,655
Merger Arbitrage Fund	588,551,890	19,541,893	(12,656,371)	6,885,522
Mid Cap Fund	424,075,725	70,892,502	(2,258,605)	68,633,897
Mid Cap Value	247,738,399	49,860,317	(2,085,395)	47,774,922
Premium Yield Equity Fund	136,854,679	38,217,570	(2,590,801)	35,626,769
Sands Capital Select Growth Fund	4,091,696,678	2,265,660,812	(57,792,886)	2,207,867,926
Small Cap Core Fund	767,036,450	224,014,227	(6,482,449)	217,531,778
Small Cap Value Fund	83,181,344	6,390,729	(506,973)	5,883,756
Total Return Bond Fund	138,609,977	2,966,323	(1,139,226)	1,827,097
Ultra Short Duration Fixed Income Fund	711,410,850	2,490,913	(2,963,869)	(472,956)

49

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Funds Group Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	08/22/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	08/22/14

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	08/22/14

* Print the name and title of each signing officer under his or her signature.